As filed with the Securities and Exchange Commission on January 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers:033-00499 and 811-04417

California Investment Trust

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers
44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415)398-2727

Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2008

Item 1.  Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (96.75%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$460,790

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,908,994
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	40,232
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,291,919

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999	2,500,000	5.250%	1/1/2017	2,531,550
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	2,871,605

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A	3,000,000	5.000%	8/15/2036	2,290,650
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,379,154

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,709,860
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,594,519
Revenue Anticipation Notes; Series A	5,000,000	5.500%	6/22/2009	5,102,949
Variable Purpose	2,000,000	5.000%	3/1/2028	1,781,620
Variable Purpose	3,000,000	5.000%	4/1/2038	2,515,890

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E	1,410,000	6.250%	10/1/2012	1,503,779

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,043,064

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,077,875

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,039,020

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	620,540

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,736,354
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,775,065

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994	1,015,000	7.300%	9/1/2009	1,048,840

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	3,369,800

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A	2,500,000	6.000%	8/15/2010	2,648,950

LOS ANGELES, COUNTY OF
Certificates of Participation	1,060,000	5.000%	12/1/2010	1,111,357

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	2,145,000	6.500%	7/1/2010	2,224,451

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A	2,450,000	6.000%	7/1/2014	2,757,206

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,166,840

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,500,000	6.125%	7/1/2013	1,602,510

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	1,908,280

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	2,000,000	5.500%	2/1/2014	2,126,280
Central District Redevelopment Project; Series 2005	1,000,000	5.000%	9/1/2022	884,820

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	2,932,350

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	713,570

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	820,480

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,701,620

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,780,632

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990	2,950,000	6.750%	7/1/2011	3,244,675

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,585,498

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000	2,500,000	5.700%	8/1/2022	2,542,574

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,208,460
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,937,635

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds	1,765,000	7.000%	7/1/2010	1,838,636

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,125,162

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	619,500

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	1,795,240

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	961,190

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,941,288

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,534,328

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,104,537

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	716,134
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,131,011

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	1,866,920

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	957,852

YUBA CALIFORNIA LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,123,227

Total Long-Term Securities (Cost $108,517,808)				104,307,282

VARIABLE RATE DEMAND NOTES* (1.79%)

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-3	100,000	0.450%	12/1/2008	100,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 89-10	180,000	0.700%	12/1/2008	180,000
Assessment District No. 93-14	300,000	0.450%	12/1/2008	300,000

IRVINE RANCH WATER DISTRICT
Nos. 105, 140, 240 & 250	500,000	0.450%	12/1/2008	500,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2	145,000	0.650%	12/1/2008	145,000
Series C-2	200,000	0.700%	12/1/2008	200,000

WESTERN RIVERSIDE, COUNTY OF
Regional Wastewater Treatment	500,000	1.000%	12/1/2008	500,000

Total Variable Rate Demand Notes (Cost $1,925,000)				1,925,000

Total Investments (Cost $110,442,808) (a) (98.54%)				106,232,282
Other Net Assets (1.46%)				1,579,134
Net Assets (100.00%)				$107,811,416

(a) Aggregate cost for federal income tax purposes is $110,168,087. At November 30, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,672,317
Unrealized depreciation				(7,608,122)
Net unrealized appreciation (depreciation)				$(3,935,805)

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (90.52%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$522,665

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	540,595

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	527,570

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	418,284
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	526,255

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A	300,000	7.250%	8/1/2009	311,247
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	532,945

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refinancing Bonds; Series C	400,000	6.150%	2/1/2009	403,268

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	535,915

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	576,763

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	544,185

FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	528,005

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects	275,000	5.200%	11/1/2009	281,078

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	522,175

LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F	500,000	5.000%	7/1/2010	519,855

MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	653,646

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	543,180
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	536,080

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	522,485

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A	325,000	5.000%	2/15/2009	327,535

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	491,450

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A	500,000	5.100%	5/15/2010	503,360

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	523,625

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B	400,000	5.500%	5/15/2010	418,116

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	542,560

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O	500,000	5.750%	9/1/2010	527,840

WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	513,979

Total Long-Term Securities (Cost $13,306,074)				13,394,661

VARIABLE RATE DEMAND NOTES* (7.43%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Series A-3	200,000	0.450%	12/1/2008	200,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assessment District No. 93-14	200,000	0.450%	12/1/2008	200,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Transmission Project Revenue Bonds	700,000	1.200%	12/3/2008	700,000

Total Variable Rate Demand Notes (Cost $1,100,000)				1,100,000

Total Investments (Cost $14,406,074) (a) (97.95%)				14,494,661
Other Net Assets (2.05%)				303,157
Net Assets (100.00%)				$14,797,818

(a) Aggregate cost for federal income tax purposes is $14,406,074. At November 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$180,438
Unrealized depreciation				(91,851)
Net unrealized appreciation (depreciation)				$88,587

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

COMMERCIAL PAPER (7.70%)

CONTRA COSTA COUNTY WATER
Certificates of Participation	1,000,000	0.500%	12/2/2008	1,000,000

RIVERSIDE COUNTY TEETER
Commercial Paper Notes	2,000,000	0.850%	12/4/2008	2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commercial Paper Notes	3,000,000	0.900%	2/4/2009	3,000,000

Total Commercial Paper (Cost $6,000,000)				6,000,000

TAX AND REVENUE ANTICIPATION NOTES (8.50%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2007-2008; Series A	3,000,000	3.000%	7/6/2009	3,027,560

LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes	1,550,000	4.000%	9/1/2009	1,578,042

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes	2,000,000	3.500%	6/30/2009	2,021,217

Total Tax & Revenue Anticipation Notes (Cost $6,626,819)				6,626,819

VARIABLE RATE DEMAND NOTES* (83.59%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.700%	12/4/2008	1,450,000

ANAHEIM UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,680,000	4.000%	12/4/2008	1,680,000

BAY AREA TOLL AUTHORITY
San Francisco Bay Area; Series E-1	1,700,000	0.300%	12/4/2008	1,700,000
Variable Rate Demand Bonds (2008 Reoffering)	3,400,000	0.550%	12/4/2008	3,400,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-5	650,000	0.450%	12/1/2008	650,000
Power Supply Revenue Bonds; Series C-8	3,125,000	0.350%	12/4/2008	3,125,000
Power Supply Revenue Bonds; Series F-1	600,000	0.500%	12/1/2008	600,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Health Facility - Catholic West	100,000	0.570%	12/3/2008	100,000
Stanford Hospital; Series A-1	2,000,000	1.800%	6/15/2009	2,000,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust	1,000,000	0.750%	12/1/2008	1,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	975,000	0.600%	12/3/2008	975,000
Revenue Refunding Bonds - Series 2007A	1,000,000	0.560%	12/3/2008	1,000,000
Revenue Refunding Bonds - Series 2007B	600,000	0.560%	12/3/2008	600,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series A-2	1,200,000	0.800%	12/1/2008	1,200,000
General Obligation Bonds; Series A-3	700,000	0.450%	12/1/2008	700,000
General Obligation Bonds; Series C-1	2,000,000	0.650%	12/4/2008	2,000,000
Kindergarten-University; Series A-5	700,000	0.800%	12/1/2008	700,000
Kindergarten-University; Series A-7	2,000,000	0.650%	12/4/2008	2,000,000
Kindergarten-University; Series B-3	1,235,000	0.450%	12/1/2008	1,235,000
Kindergarten-University; Series B-5	800,000	0.500%	12/4/2008	800,000
Series B; Subseries B-1	800,000	0.500%	12/3/2008	800,000

CARLSBAD UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,700,000	4.000%	12/4/2008	1,700,000

IRVINE RANCH WATER DISTRICT
Districts 105, 140, 240 & 250	600,000	0.450%	12/1/2008	600,000
General Obligation; Consolidated Series 1993	300,000	0.700%	12/1/2008	300,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assessment District 87-8	200,000	0.700%	12/1/2008	200,000
Limited Obligation Improvement Bonds, Assessment District 93-14	400,000	0.450%	12/1/2008	400,000
Limited Obligation Improvement Bonds, Assessment District 94-13	100,000	0.700%	12/1/2008	100,000
Limited Obligation Improvement Bonds, Assessment District 97-16	1,300,000	0.700%	12/1/2008	1,300,000
Limited Obligation Improvement Bonds, Assessment District 97-17	315,000	0.700%	12/1/2008	315,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A	1,385,000	0.950%	12/3/2008	1,385,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Series B-2	1,200,000	0.700%	12/1/2008	1,200,000

LOS ANGELES UNIFIED SCHOOL DISTRICT
Belmont Learning Complex; Series A	1,240,000	2.330%	12/3/2008	1,240,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-1	1,760,000	0.700%	12/1/2008	1,760,000
Series B-3	800,000	0.450%	12/1/2008	800,000
Series C-1	500,000	0.650%	12/1/2008	500,000
Series C-2	1,400,000	0.700%	12/1/2008	1,400,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.700%	12/3/2008	1,260,000
Revenue Bonds, Village Niguel, Issue AA of 1985	1,800,000	0.700%	12/3/2008	1,800,000

ORANGE COUNTY SANITATION DISTRICT
Series A	1,380,000	1.200%	12/1/2008	1,380,000
Series B	1,400,000	1.200%	12/1/2008	1,400,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	4.000%	12/4/2008	1,600,000

SACRAMENTO COUNTY SANITATION DISTRICT FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds; Series 2008	2,000,000	0.700%	12/1/2008	2,000,000

SAN FRANCISCO, CITY AND COUNTY
Series D	3,000,000	3.250%	12/3/2008	3,000,000

SAN JOSE - SANTA CLARA CLEAN WATER FINANCING AUTHORITY
Variable Rate Sewer Revenue Refunding Bonds Series 2005B	1,700,000	7.100%	12/3/2008	1,700,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.650%	12/4/2008	1,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Southern Transmission	1,100,000	3.000%	12/3/2008	1,100,000
Transmission Project Revenue Bonds	3,000,000	1.600%	12/3/2008	3,000,000

TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.700%	12/4/2008	1,000,000

WEST BASIN MUNICIPAL WATER DISTRICT
Series A-2	800,000	4.100%	12/3/2008	800,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Regional Wastewater Treatment Bonds, 1996	500,000	1.000%	12/1/2008	500,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program	2,000,000	2.850%	12/4/2008	2,000,000

Total Variable Rate Demand Notes (Cost $65,175,000)				65,175,000

Total Investments (Cost $77,801,819) (a) (99.79%)				77,801,819
Other Net Assets (0.21%)				159,851
Net Assets (100.00%)				$77,961,670

(a) Aggregate cost for federal income tax purposes is $77,801,819.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Government National Mortgage Association (57.97%)
	$71,280	6.000%	4/15/2014	$73,968
	110,274	6.000%	4/15/2014	114,433
	84,750	6.000%	4/15/2016	87,933
	115,309	6.500%	4/15/2016	119,620
	101,102	6.000%	5/15/2016	104,899
	8,910	10.000%	9/15/2018	10,463
	26,793	9.000%	10/15/2018	29,103
	1,154,340	5.000%	7/15/2020	1,189,073
	380,982	5.500%	1/15/2025	398,144
	622,095	6.000%	1/15/2026	638,589
	873,346	4.750%	12/20/2034	858,927
	1,202,921	4.750%	7/20/2035	1,227,617
	653,381	4.500%	8/20/2035	688,395
	3,102,314	5.500%	4/15/2036	3,161,786
	2,707,764	4.500%	7/20/2037	2,816,034
	2,971,599	5.000%	3/15/2038	2,997,458
	2,903,229	6.000%	6/15/2038	2,969,318
Total Government National Mortgage Association (Cost $16,972,639)				17,485,760

United States Treasury Bills (0.99%)
	100,000	0.020%^	12/4/2008	99,998
	200,000	0.030%^	1/8/2009	199,915
Total United States Treasury Bills (Cost $299,913)				299,913

United States Treasury Bonds (12.76%)
	3,000,000	7.250%	5/15/2016	3,848,205
Total United States Treasury Bonds (Cost $3,491,006)				3,848,205

United States Treasury Notes (27.90%)
	4,800,000	2.750%	2/28/2013	5,058,754
	200,000	2.500%	3/31/2013	208,281
	1,900,000	2.750%	10/31/2013	1,975,852
	1,100,000	3.750%	11/15/2018	1,174,423
Total United States Treasury Notes (Cost $8,149,350)				8,417,310

Total Investments (Cost $28,912,908) (a) (99.62%)				30,051,188
Other Net Assets (0.38%)				113,423
Net Assets (100.00%)				$30,164,611

(a) Aggregate cost for federal income tax purposes is $28,912,908. At November 30, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,157,632
Unrealized depreciation				(19,352)
Net unrealized appreciation (depreciation)				$1,138,280

^ Zero coupon bond. Interest rate presented is yield to maturity.

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Government National Mortgage Association (4.03%)
	$201,373	4.125%	6/20/2034	$197,261
	347,725	4.750%	11/20/2034	342,026
Total Government National Mortgage Association (Cost $553,062)				539,287

United States Treasury Bills (0.75%)
	100,000	0.054%^	1/22/2009	99,863
Total United States Treasury Bills (Cost $99,863)				99,863

United States Treasury Notes (93.62%)
	200,000	4.625%	11/15/2009	207,188
	300,000	3.125%	11/30/2009	306,797
	100,000	3.500%	12/15/2009	102,875
	300,000	3.625%	1/15/2010	310,125
	300,000	2.125%	1/31/2010	304,875
	300,000	6.500%	2/15/2010	320,508
	600,000	4.750%	2/15/2010	629,391
	500,000	3.500%	2/15/2010	517,344
	600,000	2.000%	2/28/2010	610,126
	300,000	4.000%	3/15/2010	312,891
	200,000	4.000%	4/15/2010	209,078
	500,000	2.125%	4/30/2010	510,547
	300,000	3.875%	5/15/2010	313,688
	1,200,000	4.500%	5/15/2010	1,264,312
	700,000	3.875%	7/15/2010	735,328
	300,000	4.250%	10/15/2010	319,313
	300,000	4.375%	12/15/2010	321,281
	800,000	4.250%	1/15/2011	857,626
	400,000	5.000%	2/15/2011	436,250
	500,000	4.875%	4/30/2011	546,094
	700,000	4.875%	5/31/2011	765,844
	400,000	5.125%	6/30/2011	441,188
	400,000	5.000%	8/15/2011	444,282
	700,000	4.625%	8/31/2011	766,336
	500,000	4.500%	9/30/2011	546,251
	200,000	4.625%	10/31/2011	219,859
	200,000	4.500%	11/30/2011	218,781
Total United States Treasury Notes (Cost $12,135,221)				12,538,178

Total Investments (Cost $12,788,146) (a) (98.40%)				13,177,328
Other Net Assets (1.60%)				214,679
Net Assets (100.00%)				$13,392,007

(a) Aggregate cost for federal income tax purposes is $12,788,146. At November 30, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$402,957
Unrealized depreciation				(13,775)
Net unrealized appreciation (depreciation)				$389,182

^ Zero coupon bond. Interest rate presented is yield to maturity.

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 11/30/2008

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

United States Treasury Bills (63.54%)
	$12,800,000	0.020%^	12/4/2008	$12,798,347
	13,500,000	0.030%^	1/8/2009	13,494,706
Total United States Treasury Bills (Cost $26,293,053)				26,293,053

Total Investments (Cost $26,293,053) (a) (63.54%)				26,293,053
Other Net Liabilities (36.46%)				15,089,247
Net Assets (100.00%)				$41,382,300

(a) Aggregate cost for federal income tax purposes is $26,293,053.

^ Zero coupon bond. Interest rate presented is yield to maturity.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

Common Stock (96.01%)

Basic Materials (2.91%)	Shares	Value
Air Products & Chemicals Inc	1,787	$85,347
Alcoa Inc	7,434	79,990
Allegheny Technologies Inc	854	19,599
Ashland Inc	535	5,109
Dow Chemical Co/The	7,985	148,122
Eastman Chemical Co	710	23,359
Ecolab Inc	1,453	55,781
EI Du Pont de Nemours & Co	7,723	193,538
Freeport-McMoRan Copper & Gold Inc	3,207	76,936
International Flavors & Fragrances Inc	683	20,859
International Paper Co	3,595	44,758
MeadWestvaco Corp	1,512	17,630
Monsanto Co	4,620	365,904
Newmont Mining Corp	3,766	126,726
Nucor Corp	2,404	85,775
Plum Creek Timber Co Inc	1,537	54,702
PPG Industries Inc	1,387	60,917
Praxair Inc	2,667	157,486
Rohm & Haas Co	1,096	74,977
Sherwin-Williams Co/The	934	55,041
Sigma-Aldrich Corp	1,154	49,749
Titanium Metals Corp	700	5,915
United States Steel Corp	991	30,126
Vulcan Materials Co	768	46,065
Weyerhaeuser Co	1,867	70,237
Total Basic Materials		1,954,648

Communications (9.56%)
Akamai Technologies Inc*	1,400	17,178
Amazon.com Inc*	2,600	111,020
American Tower Corp*	3,400	92,616
AT&T Inc	51,433	1,468,926
CBS Corp	5,761	38,368
CenturyTel Inc	1,054	27,994
Ciena Corp*	821	6,075
Cisco Systems Inc*	51,369	849,643
Comcast Corp	26,012	451,048
Corning Inc	13,253	119,410
DIRECTV Group Inc/The*	6,400	140,864
eBay Inc*	9,603	126,087
Embarq Corp	1,281	41,812
Expedia Inc*	1,700	14,280
Frontier Communications Corp	3,037	26,483
Gannett Co Inc	2,073	18,056
Google Inc*	1,900	556,624
Interpublic Group of Cos Inc*	4,290	17,546
JDS Uniphase Corp*	1,800	4,896
Juniper Networks Inc*	4,300	74,734
McGraw-Hill Cos Inc/The	2,816	70,400
Meredith Corp	327	5,278
Motorola Inc	19,535	84,196
New York Times Co/The	1,459	11,001
News Corp	19,461	153,742
Omnicom Group Inc	2,762	78,137
QUALCOMM Inc	14,110	473,673
Qwest Communications International Inc	13,871	44,387
Scripps Networks Interactive Inc	800	22,232
Sprint Nextel Corp*	23,944	66,804
Symantec Corp*	7,568	91,043
Tellabs Inc*	3,680	15,346
Time Warner Inc	30,621	277,120
VeriSign Inc*	2,100	45,339
Verizon Communications Inc	4,943	161,389
Viacom Inc*	5,761	91,715
Walt Disney Co/The	16,306	367,211
Windstream Corp	4,013	35,555
Yahoo! Inc*	11,316	130,247
Total Communications		6,428,475

Consumer, Cyclical (8.14%)
Abercrombie & Fitch Co	700	13,531
AutoNation Inc*	1,202	10,265
Autozone Inc*	360	39,319
Bed Bath & Beyond Inc*	2,427	49,244
Best Buy Co Inc	2,966	61,426
Big Lots Inc*	835	14,629
Carnival Corp	3,638	76,398
Centex Corp	1,020	9,343
Cintas Corp	1,157	27,791
Coach Inc*	3,180	56,922
Costco Wholesale Corp	3,733	192,138
CVS/Caremark Corp	12,432	359,658
Darden Restaurants Inc	1,181	21,600
Dillard's Inc	552	2,020
DR Horton Inc	2,596	17,835
Family Dollar Stores Inc	1,287	35,753
Ford Motor Co*	17,383	46,760
GameStop Corp*	1,500	32,775
Gap Inc/The	4,141	53,916
General Motors Corp	4,903	25,692
Genuine Parts Co	1,439	56,337
Goodyear Tire & Rubber Co/The*	1,764	11,343
Harley-Davidson Inc	2,164	36,810
Harman International Industries Inc	500	7,525
Hasbro Inc	1,349	36,153
Home Depot Inc	14,210	328,393
International Game Technology	2,867	30,706
JC Penney Co Inc	1,836	34,866
Johnson Controls Inc	5,136	90,702
Jones Apparel Group Inc	820	4,207
KB Home	776	9,025
Kohl's Corp*	2,678	87,463
Lennar Corp	1,300	9,243
Life Technologies Corp*	714	18,640
Liz Claiborne Inc	876	2,497
Lowe's Cos Inc	12,462	257,465
Ltd Brands Inc	2,733	25,444
Macy's Inc	3,640	27,009
Marriott International Inc	2,718	45,635
Mattel Inc	3,213	43,922
McDonald's Corp	10,012	588,205
Newell Rubbermaid Inc	2,365	31,596
Nike Inc	3,280	174,660
Nordstrom Inc	1,658	18,851
Office Depot Inc*	2,343	4,616
PACCAR Inc	3,117	86,871
Polo Ralph Lauren Corp	500	21,600
Pulte Homes Inc	1,810	19,277
RadioShack Corp	1,294	12,746
Sears Holdings Corp*	677	24,541
Southwest Airlines Co	6,485	56,095
Staples Inc	6,039	104,837
Starbucks Corp*	6,248	55,795
Starwood Hotels & Resorts Worldwide Inc	1,746	29,438
Target Corp	7,141	241,080
Tiffany & Co	1,141	22,580
TJX Cos Inc	3,710	84,662
VF Corp	775	40,525
Walgreen Co	8,361	206,851
Wal-Mart Stores Inc	20,270	1,132,688
Wendy's/Arby's Group Inc	2,958	11,891
Whirlpool Corp	642	25,282
WW Grainger Inc	597	42,130
Wyndham Worldwide Corp	1,509	7,213
Yum! Brands Inc	4,336	116,812
Total Consumer, Cyclical		5,471,242

Consumer, Non-Cyclical (24.66%)
Abbott Laboratories	13,018	682,013
Aetna Inc	4,350	94,917
Allergan Inc/United States	2,558	96,385
Altria Group Inc	17,690	284,455
AmerisourceBergen Corp	1,554	48,718
Amgen Inc*	9,125	506,803
Apollo Group Inc*	1,216	93,437
Archer-Daniels-Midland Co	5,377	147,222
Automatic Data Processing Inc	4,474	183,702
Avery Dennison Corp	891	27,710
Avon Products Inc	3,658	77,184
Barr Pharmaceuticals Inc*	900	58,851
Baxter International Inc	5,431	287,300
Becton Dickinson & Co	2,048	130,109
Biogen Idec Inc*	2,456	103,913
Boston Scientific Corp*	11,263	69,493
Bristol-Myers Squibb Co	16,657	344,800
Brown-Forman Corp	848	37,219
Campbell Soup Co	1,775	56,889
Cardinal Health Inc	3,092	100,552
Celgene Corp*	3,200	166,720
Cigna Corp	2,346	28,410
Clorox Co	1,128	66,732
Coca-Cola Co/The	16,728	784,041
Coca-Cola Enterprises Inc	2,339	21,472
Colgate-Palmolive Co	4,325	281,428
ConAgra Foods Inc	4,122	60,800
Constellation Brands Inc*	1,669	21,296
Convergys Corp*	1,100	6,919
Coventry Health Care Inc*	1,300	16,211
Covidien Ltd	4,158	153,222
CR Bard Inc	884	72,515
Dean Foods Co*	1,100	16,016
Eli Lilly & Co	8,327	284,367
Equifax Inc	1,159	29,497
Estee Lauder Cos Inc/The	1,100	30,690
Express Scripts Inc*	2,164	124,452
Forest Laboratories Inc*	2,726	65,915
Fortune Brands Inc	1,241	46,910
General Mills Inc	2,799	176,813
Genzyme Corp*	2,172	139,051
Gilead Sciences Inc*	7,850	351,602
H&R Block Inc	2,712	51,881
Hershey Co/The	1,533	55,188
HJ Heinz Co	2,647	102,809
Hospira Inc*	1,350	40,541
Humana Inc*	1,388	41,959
Johnson & Johnson	24,415	1,430,231
Kellogg Co	2,222	96,501
Kimberly-Clark Corp	3,593	207,639
King Pharmaceuticals Inc*	2,430	23,352
Kraft Foods Inc	13,325	362,573
Kroger Co/The	5,936	164,190
Laboratory Corp of America Holdings*	1,002	63,487
McCormick & Co Inc	1,075	32,003
McKesson Corp	2,457	85,848
Medco Health Solutions Inc*	4,482	188,244
Medtronic Inc	9,558	291,710
Merck & Co Inc	18,353	490,392
Millipore Corp*	423	21,429
Molson Coors Brewing Co	1,100	48,917
Monster Worldwide Inc*	1,196	13,718
Moody's Corp	1,875	40,706
Mylan Inc*	2,107	19,827
Patterson Cos Inc*	1,300	24,466
Paychex Inc	2,899	81,926
Pepsi Bottling Group Inc	1,328	24,024
PepsiCo Inc	13,602	771,233
Pfizer Inc	58,352	958,723
Philip Morris International Inc	17,690	745,810
Procter & Gamble Co	26,337	1,694,786
Quest Diagnostics Inc	1,280	59,610
Reynolds American Inc	1,470	60,388
Robert Half International Inc	1,510	60,388
RR Donnelley & Sons Co	1,958	24,984
Safeway Inc	3,802	82,884
Sara Lee Corp	6,096	55,961
Schering-Plough Corp	13,595	228,532
St Jude Medical Inc*	2,842	79,661
Stryker Corp	1,954	76,050
SUPERVALU Inc	1,839	21,902
SYSCO Corp	5,149	120,744
Tenet Healthcare Corp*	4,695	5,681
Total System Services Inc	1,406	20,064
Tyson Foods Inc	2,300	15,433
UnitedHealth Group Inc	11,199	235,291
UST Inc	1,350	92,813
Varian Medical Systems Inc*	1,100	44,396
Watson Pharmaceuticals Inc*	836	19,855
WellPoint Inc*	4,822	171,663
Western Union Co/The	6,540	86,786
Whole Foods Market Inc	1,300	13,754
Wyeth	11,329	407,957
Zimmer Holdings Inc*	1,950	72,774
Total Consumer, Non-Cyclical		16,579,591

Diversified (0.04%)
Leucadia National Corp*	1,400	27,370
Total Diversified		27,370

Energy (13.66%)
Anadarko Petroleum Corp	3,918	160,834
Apache Corp	2,784	215,203
Baker Hughes Inc	2,675	93,170
BJ Services Co	2,548	30,551
Chesapeake Energy Corp	3,500	60,130
Chevron Corp	17,977	1,420,363
ConocoPhillips	13,181	692,266
Consol Energy Inc	1,500	43,455
Devon Energy Corp	3,775	273,084
El Paso Corp	5,972	44,133
ENSCO International Inc	1,200	38,892
EOG Resources Inc	2,086	177,352
Exxon Mobil Corp	42,980	3,444,847
Halliburton Co	7,462	131,331
Hess Corp	2,293	123,914
Marathon Oil Corp	5,982	156,609
Murphy Oil Corp	1,600	70,480
Nabors Industries Ltd*	2,404	34,858
National Oilwell Varco Inc*	2,988	84,531
Noble Corp	2,216	59,367
Noble Energy Inc	1,400	73,192
Occidental Petroleum Corp	7,010	379,521
Peabody Energy Corp	2,200	51,546
Questar Corp	1,500	48,285
Range Resources Corp	1,400	58,058
Rowan Cos Inc	921	15,979
Schlumberger Ltd	10,000	507,400
Smith International Inc	1,700	49,708
Spectra Energy Corp	5,340	86,828
Sunoco Inc	1,006	39,978
Tesoro Corp	1,200	11,028
Transocean Ltd*	1,703	113,897
Valero Energy Corp	4,652	85,364
Weatherford International Ltd*	5,600	71,512
Williams Cos Inc	5,123	83,095
XTO Energy Inc	4,061	155,293
Total Energy		9,186,054

Financial (11.93%)
Aflac Inc	4,094	189,552
Allstate Corp/The	4,885	124,274
American Capital Ltd	1,600	6,784
American Express Co	9,991	232,890
American International Group Inc	21,596	43,408
Ameriprise Financial Inc	1,978	36,514
AON Corp	2,484	112,525
Apartment Investment & Management Co	882	10,117
Assurant Inc	800	17,416
AvalonBay Communities Inc	700	42,469
Bank of America Corp	38,279	622,034
Bank of New York Mellon Corp/The	9,567	289,019
BB&T Corp	4,620	138,461
Boston Properties Inc	1,000	53,400
Capital One Financial Corp	3,543	121,915
CB Richard Ellis Group Inc*	1,600	7,296
Charles Schwab Corp/The	7,995	146,548
Chubb Corp	3,356	172,364
Cincinnati Financial Corp	1,551	45,351
CIT Group Inc	1,717	5,735
Citigroup Inc	25,411	210,657
CME Group Inc	400	84,780
Comerica Inc	1,331	30,014
Developers Diversified Realty Corp	1,000	4,800
Discover Financial Services	4,034	41,268
E*Trade Financial Corp*	3,742	5,052
Equity Residential	2,484	75,588
Federal National Mortgage Association	8,249	9,569
Federated Investors Inc	848	16,833
Fifth Third Bancorp	4,472	42,752
First Horizon National Corp	1,069	11,428
Franklin Resources Inc	1,329	80,737
General Growth Properties Inc	2,100	2,898
Genworth Financial Inc	3,700	5,365
Goldman Sachs Group Inc/The	3,322	262,405
Hartford Financial Services Group Inc	2,634	22,257
Host Hotels & Resorts Inc	4,600	34,592
Hudson City Bancorp Inc	4,300	71,853
Huntington Bancshares Inc	3,125	25,000
IntercontinentalExchange Inc*	600	44,160
Janus Capital Group Inc	1,377	11,223
JPMorgan Chase & Co	28,728	909,528
Keycorp	3,287	30,832
Kimco Realty Corp	2,100	29,715
Legg Mason Inc	1,100	19,822
Lehman Brothers Holdings Inc	4,486	188
Lincoln National Corp	2,289	31,428
Loews Corp	3,768	103,206
M&T Bank Corp	659	42,341
Marsh & McLennan Cos Inc	4,530	115,515
Marshall & Ilsley Corp	2,248	34,732
MBIA Inc*	1,215	7,108
Merrill Lynch & Co Inc	7,277	96,202
MetLife Inc	6,247	179,664
MGIC Investment Corp	844	2,296
Morgan Stanley	8,869	130,818
National City Corp	5,195	10,442
Northern Trust Corp	1,583	72,644
NYSE Euronext	2,200	52,382
PNC Financial Services Group Inc	2,926	154,405
Principal Financial Group Inc	2,207	30,479
Progressive Corp/The*	6,108	91,742
Prologis	2,148	8,227
Prudential Financial Inc	3,888	84,370
Public Storage	1,000	69,890
Regions Financial Corp	5,885	59,968
Simon Property Group Inc	1,850	87,875
SLM Corp*	3,509	32,318
Sovereign Bancorp Inc*	3,120	7,706
State Street Corp	3,254	137,026
SunTrust Banks Inc	2,946	93,477
T Rowe Price Group Inc	2,226	76,151
Torchmark Corp	787	28,450
Travelers Cos Inc/The	5,538	241,734
Unum Group	2,983	44,447
US Bancorp	14,513	391,561
Vornado Realty Trust	1,100	58,795
Wachovia Corp	16,031	90,094
Wells Fargo & Co	28,148	813,196
XL Capital Ltd	1,549	7,791
Zions Bancorporation	953	30,391
Total Financial		8,020,259

Industrial (11.00%)
3M Co	6,054	405,194
Agilent Technologies Inc*	3,215	60,538
Allied Waste Industries Inc*	2,502	26,871
Ball Corp	990	36,086
Bemis Co Inc	906	24,480
Black & Decker Corp	525	22,281
Boeing Co	6,596	281,187
Burlington Northern Santa Fe Corp	2,482	190,146
Caterpillar Inc	5,388	220,854
CH Robinson Worldwide Inc	1,500	76,620
Cooper Industries Ltd	1,506	36,355
CSX Corp	3,418	127,286
Cummins Inc	1,788	45,737
Danaher Corp	2,083	115,898
Deere & Co	3,710	129,145
Dover Corp	1,842	54,947
Eastman Kodak Co	2,384	18,047
Eaton Corp	1,240	57,462
Emerson Electric Co	6,662	239,099
Expeditors International of Washington Inc	1,800	60,174
FedEx Corp	2,638	186,375
Fluor Corp	1,548	70,496
General Dynamics Corp	3,402	175,781
General Electric Co	81,469	1,398,823
Goodrich Corp	1,031	34,693
Honeywell International Inc	6,297	175,434
Illinois Tool Works Inc	3,558	121,399
Ingersoll-Rand Co Ltd	2,787	43,700
ITT Corp	1,498	62,706
Jabil Circuit Inc	1,699	11,179
Jacobs Engineering Group Inc*	1,000	44,770
L-3 Communications Holdings Inc	1,034	69,454
Leggett & Platt Inc	1,520	22,192
Lockheed Martin Corp	2,915	224,776
Manitowoc Co Inc/The	1,100	8,668
Masco Corp	3,084	29,545
Molex Inc	1,295	17,612
Norfolk Southern Corp	3,284	162,459
Northrop Grumman Corp	2,931	120,024
Pactiv Corp*	1,193	29,813
Pall Corp	1,025	28,198
Parker Hannifin Corp	1,509	61,990
PerkinElmer Inc	1,021	18,439
Precision Castparts Corp	1,200	75,240
Raytheon Co	3,648	178,022
Rockwell Automation Inc	1,270	39,561
Rockwell Collins Inc	1,357	46,247
Ryder System Inc	477	17,129
Sealed Air Corp	1,582	25,043
Snap-On Inc	609	21,954
Stanley Works/The	670	21,299
Terex Corp*	900	12,834
Textron Inc	2,066	31,465
Thermo Fisher Scientific Inc*	3,610	128,805
Tyco Electronics Ltd	4,158	68,524
Tyco International Ltd	4,158	86,902
Union Pacific Corp	4,404	220,376
United Parcel Service Inc	8,844	509,414
United Technologies Corp	8,381	406,730
Waste Management Inc	4,328	126,378
Waters Corp*	883	36,406
Total Industrial		7,399,262

Technology (10.04%)
Adobe Systems Inc*	5,034	116,587
Advanced Micro Devices Inc*	4,487	10,589
Affiliated Computer Services Inc*	805	32,562
Altera Corp	3,100	45,601
Analog Devices Inc	2,580	44,118
Apple Inc*	7,368	682,793
Applied Materials Inc	11,609	111,214
Autodesk Inc*	1,888	31,322
BMC Software Inc*	1,733	43,256
Broadcom Corp*	3,953	60,520
CA Inc	3,290	55,404
Citrix Systems Inc*	1,544	41,163
Cognizant Technology Solutions Corp*	2,400	46,080
Computer Sciences Corp*	1,490	41,511
Compuware Corp*	2,795	17,748
Dell Inc*	4,135	46,188
Electronic Arts Inc*	2,629	50,109
EMC Corp*	17,660	186,666
Fidelity National Information Services Inc	1,400	24,052
Fiserv Inc*	1,368	46,704
Hewlett-Packard Co	21,681	764,906
IMS Health Inc	1,733	22,789
Intel Corp	43,689	602,908
International Business Machines Corp	11,415	931,464
Intuit Inc*	2,806	62,181
Kla-Tencor Corp	1,659	31,206
Lexmark International Inc*	856	22,410
Linear Technology Corp	1,917	38,244
LSI Corp*	6,000	16,080
MEMC Electronic Materials Inc*	1,900	28,538
Microchip Technology Inc	1,800	33,300
Micron Technology Inc*	6,262	17,158
Microsoft Corp	67,982	1,374,596
National Semiconductor Corp	2,003	22,033
NetApp Inc*	2,959	39,947
Novell Inc*	2,982	13,568
Novellus Systems Inc*	1,106	13,703
Nvidia Corp*	4,572	34,153
Oracle Corp*	33,152	533,416
Pitney Bowes Inc	1,820	44,972
QLogic Corp*	1,486	15,781
SanDisk Corp*	2,000	16,000
Sun Microsystems Inc*	7,459	23,645
Teradata Corp*	1,575	21,152
Teradyne Inc*	2,030	7,694
Texas Instruments Inc	12,083	188,132
Unisys Corp*	3,371	2,259
Xerox Corp	7,856	54,913
Xilinx Inc	2,504	40,965
Total Technology		6,752,300

Utilities (4.07%)
AES Corp/The*	5,611	43,149
Allegheny Energy Inc	1,381	48,680
Ameren Corp	1,712	60,913
American Electric Power Co Inc	3,369	105,416
Centerpoint Energy Inc	2,697	34,872
CMS Energy Corp	2,062	20,950
Consolidated Edison Inc	2,227	89,949
Constellation Energy Group Inc	1,472	36,020
Dominion Resources Inc	4,860	178,945
DTE Energy Co	1,568	58,314
Duke Energy Corp	10,582	164,656
Dynegy Inc*	4,200	9,366
Edison International	2,778	92,785
Entergy Corp	1,678	142,798
Exelon Corp	5,694	320,060
FirstEnergy Corp	2,518	147,504
FPL Group Inc	3,378	164,711
Integrys Energy Group Inc	615	27,171
Nicor Inc	460	18,759
NiSource Inc	2,493	30,041
Pepco Holdings Inc	1,700	30,583
PG&E Corp	3,092	117,620
Pinnacle West Capital Corp	969	29,458
PPL Corp	3,232	109,531
Progress Energy Inc	2,285	90,691
Public Service Enterprise Group Inc	4,382	135,403
Sempra Energy	2,196	102,486
Southern Co	6,412	232,883
TECO Energy Inc	1,982	25,765
Xcel Energy Inc	3,728	70,123
Total Utilities		2,739,602

Total Common Stock (Cost $67,157,370)		64,558,803

Short-Term Investments (1.93%)

United States Treasury Bills (1.93%)	Par Value
United States Treasury Bill 12/04/2008	500,000	499,975
United States Treasury Bill 12/26/2008	100,000	99,914
United States Treasury Bill 01/22/2009 (b)	700,000	699,680
Total United States Treasury Bills		1,299,569

Total Short-Term Investments (Cost $1,299,569)		1,299,569

Total Investments (Cost $68,456,939) (a) (97.94%)		65,858,372
Other Net Assets (2.06%)		1,384,466
Net Assets (100.00%)		$67,242,838

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $69,044,748. At November 30, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$17,855,989
Unrealized depreciation		(21,042,365)
Net unrealized appreciation (depreciation)		$(3,186,376)

(b) At November 30, 2008, certain United States Treasury Bills with a market value of $299,985 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at November 30, 2008: Contracts - $250 times premium / delivery month / commitment

S&P 500 Index		Unrealized Appreciation
11/Dec 08/Long		$34,326

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

Common Stock (98.70%)

Basic Materials (4.82%)	Shares	Value
Airgas Inc	12,048	$430,716
Albemarle Corp	10,972	223,061
Cabot Corp	9,535	197,279
Carpenter Technology Corp	7,200	119,952
Chemtura Corp	35,400	59,118
Cliffs Natural Resources Inc	15,100	358,625
Cytec Industries Inc	6,164	135,793
Ferro Corp	6,436	41,383
FMC Corp	10,968	479,302
Louisiana-Pacific Corp	12,900	29,799
Lubrizol Corp	9,801	344,211
Minerals Technologies Inc	2,779	130,474
Olin Corp	10,742	175,954
Potlatch Corp	5,863	156,425
Rayonier Inc	11,396	380,626
Reliance Steel & Aluminum Co	9,300	191,766
RPM International Inc	18,683	224,009
Sensient Technologies Corp	7,064	169,819
Steel Dynamics Inc	27,564	227,679
Terra Industries Inc	13,300	195,643
Valspar Corp	14,748	289,356
Total Basic Materials		4,560,990

Communications (4.85%)
3Com Corp*	57,300	115,173
ADC Telecommunications Inc*	17,200	122,292
Adtran Inc	8,517	120,941
Avocent Corp*	6,575	123,676
Belo Corp	12,400	23,932
Cincinnati Bell Inc*	36,400	62,972
CommScope Inc*	10,238	115,587
Digital River Inc*	5,400	114,102
Entercom Communications Corp	3,900	4,251
F5 Networks Inc*	11,902	296,360
Factset Research Systems Inc	6,000	240,000
Foundry Networks Inc	22,000	340,780
Harte-Hanks Inc	5,400	32,238
John Wiley & Sons Inc	6,500	233,740
Lamar Advertising Co*	11,300	168,031
McAfee Inc*	23,335	707,751
Media General Inc	3,200	6,176
NetFlix Inc*	6,400	147,072
NeuStar Inc*	11,300	216,395
Plantronics Inc	7,361	93,558
Polycom Inc*	12,723	239,574
priceline.com Inc*	5,500	379,500
RF Micro Devices Inc*	37,000	49,210
Scholastic Corp	4,026	61,477
Telephone & Data Systems Inc	15,293	496,258
Valueclick Inc*	12,200	75,274
Total Communications		4,586,320

Consumer, Cyclical (11.09%)
99 Cents Only Stores*	6,600	71,148
Advance Auto Parts Inc	13,948	423,461
Aeropostale Inc*	9,678	146,331
Airtran Holdings Inc*	16,600	56,606
Alaska Air Group Inc*	5,445	124,963
American Eagle Outfitters Inc	30,059	288,566
AnnTaylor Stores Corp*	8,787	39,454
ArvinMeritor Inc	11,108	43,877
Barnes & Noble Inc	6,663	105,142
BJ's Wholesale Club Inc*	8,726	312,216
Bob Evans Farms Inc	4,416	74,056
Borders Group Inc*	8,600	9,202
BorgWarner Inc	16,754	396,400
Boyd Gaming Corp	8,100	35,640
Brinker International Inc	14,612	97,024
Callaway Golf Co	9,526	95,927
Carmax Inc*	31,976	243,337
Charming Shoppes Inc*	16,100	24,150
Cheesecake Factory Inc/The*	9,200	66,976
Chico's FAS Inc*	25,000	63,750
Chipotle Mexican Grill Inc*	4,700	233,026
Coldwater Creek Inc*	6,700	12,864
Collective Brands Inc*	10,016	76,622
Copart Inc*	10,034	267,607
Dick's Sporting Goods Inc*	12,200	153,842
Dollar Tree Inc*	13,145	556,822
DreamWorks Animation SKG Inc*	11,600	267,960
Foot Locker Inc	21,900	147,387
Furniture Brands International Inc	5,900	19,234
Guess ? Inc	8,000	105,840
Hanesbrands Inc*	14,000	180,880
Herman Miller Inc	8,188	120,445
HNI Corp	6,707	89,538
Hovnanian Enterprises Inc*	7,200	15,768
Ingram Micro Inc*	20,900	225,093
International Speedway Corp	4,433	115,036
J Crew Group Inc*	7,300	74,022
JetBlue Airways Corp*	25,900	135,716
Lear Corp*	10,900	25,833
Life Time Fitness Inc*	4,900	73,353
Macrovision Solutions Corp*	12,161	143,013
Marvel Entertainment Inc*	7,100	209,095
MDC Holdings Inc	5,200	161,200
Modine Manufacturing Co	4,600	22,126
Mohawk Industries Inc*	7,987	245,520
MSC Industrial Direct Co	6,600	228,426
NVR Inc*	800	347,400
O'Reilly Automotive Inc*	19,298	503,099
Oshkosh Corp	10,500	73,500
Pacific Sunwear Of California*	9,300	14,043
PetSmart Inc	18,889	331,502
Phillips-Van Heusen Corp	7,300	127,312
Regis Corp	6,509	71,534
Ross Stores Inc	19,424	514,736
Ryland Group Inc	6,000	101,820
Saks Inc*	20,765	89,497
Scientific Games Corp*	9,500	142,595
Tech Data Corp*	7,852	136,939
Thor Industries Inc	5,115	79,999
Timberland Co*	6,982	70,867
Toll Brothers Inc*	18,642	371,535
Under Armour Inc*	5,300	121,847
Urban Outfitters Inc*	16,524	300,241
Warnaco Group Inc/The*	6,700	119,930
Wendy's/Arby's Group Inc	66,100	265,722
Williams-Sonoma Inc	12,864	90,177
Total Consumer, Cyclical		10,498,789

Consumer, Non-Cyclical (21.17%)
Advanced Medical Optics Inc*	7,400	42,994
Affymetrix Inc*	9,900	27,126
Alberto-Culver Co	12,400	266,228
Alliance Data Systems Corp*	11,516	498,758
American Greetings Corp	7,649	88,116
Avis Budget Group Inc*	14,300	10,868
Beckman Coulter Inc	9,187	400,369
Blyth Inc	3,400	28,186
Brink's Home Security Holdings Inc*	6,913	138,260
Career Education Corp*	10,400	192,192
Cephalon Inc*	9,805	720,471
Charles River Laboratories International Inc*	9,919	226,153
Church & Dwight Co Inc	9,709	577,103
Community Health Systems Inc*	13,998	182,814
Corinthian Colleges Inc*	12,215	196,417
Corn Products International Inc	10,800	295,920
Corporate Executive Board Co/The	4,800	110,688
Corrections Corp of America*	18,200	329,238
Covance Inc*	9,320	364,226
Deluxe Corp	7,300	76,796
Dentsply International Inc	21,778	567,970
DeVry Inc	8,801	505,881
Edwards Lifesciences Corp*	8,039	400,101
Endo Pharmaceuticals Holdings Inc*	17,500	384,825
Gartner Inc*	9,331	143,324
Gen-Probe Inc*	7,775	286,509
Global Payments Inc	11,600	419,572
Hansen Natural Corp*	8,800	261,800
Health Management Associates Inc*	34,600	50,516
Health Net Inc*	15,659	141,088
Henry Schein Inc*	13,192	471,350
Hill-Rom Holdings Inc	9,117	187,263
Hormel Foods Corp	10,348	274,843
Idexx Laboratories Inc*	8,700	268,917
ITT Educational Services Inc*	4,292	386,623
JM Smucker Co/The	7,968	361,508
Kelly Services Inc	3,900	45,435
Kindred Healthcare Inc*	4,400	47,212
Kinetic Concepts Inc*	8,000	173,120
Korn/Ferry International*	6,830	84,077
Lancaster Colony Corp	3,189	96,148
Lender Processing Services Inc	12,300	271,338
Life Technologies Corp*	13,280	346,608
LifePoint Hospitals Inc*	8,193	164,352
Lincare Holdings Inc*	10,556	252,605
Manpower Inc	11,487	361,611
Medicis Pharmaceutical Corp	8,100	99,063
MPS Group Inc*	13,786	91,263
Navigant Consulting Inc*	6,700	126,697
NBTY Inc*	7,600	110,732
Omnicare Inc	17,830	429,881
PDL BioPharma Inc	17,208	164,853
PepsiAmericas Inc	8,793	147,371
Perrigo Co	11,159	383,981
Pharmaceutical Product Development Inc	15,300	403,002
Psychiatric Solutions Inc*	7,900	199,870
Quanta Services Inc*	25,028	406,955
Ralcorp Holdings Inc*	8,100	506,736
Rent-A-Center Inc*	9,843	161,524
Resmed Inc*	11,300	410,642
Rollins Inc	6,276	108,700
Ruddick Corp	5,308	145,227
SAIC Inc*	27,200	484,160
Scotts Miracle-Gro Co/The	6,460	209,046
Sepracor Inc*	15,400	181,104
Service Corp International	37,700	219,414
Smithfield Foods Inc*	17,160	116,860
Sotheby's	9,743	96,845
STERIS Corp	8,496	234,914
Strayer Education Inc	2,100	503,181
Techne Corp	5,754	356,806
Tootsie Roll Industries Inc	4,252	110,339
Tupperware Brands Corp	8,857	174,217
United Rentals Inc*	11,043	89,117
United Therapeutics Corp*	3,200	175,456
Universal Corp	3,944	126,090
Universal Health Services Inc	7,452	276,842
Valassis Communications Inc*	6,800	10,064
Valeant Pharmaceuticals International*	13,317	259,415
VCA Antech Inc*	12,329	234,867
Vertex Pharmaceuticals Inc*	20,486	503,751
WellCare Health Plans Inc*	5,900	52,864
Total Consumer, Non-Cyclical		20,039,368

Energy (6.76%)
Arch Coal Inc	21,020	323,288
Bill Barrett Corp*	4,900	109,613
Cimarex Energy Co	12,100	343,277
Denbury Resources Inc*	35,864	341,784
Encore Acquisition Co*	7,700	203,588
Equitable Resources Inc	18,916	631,227
Exterran Holdings Inc*	9,591	168,322
FMC Technologies Inc*	18,720	514,238
Forest Oil Corp*	12,959	226,135
Frontier Oil Corp	14,900	177,906
Helix Energy Solutions Group Inc*	13,200	84,876
Helmerich & Payne Inc	15,128	383,646
National Fuel Gas Co	11,902	387,172
Newfield Exploration Co*	19,236	434,349
Oceaneering International Inc*	7,800	201,396
Oneok Inc	15,234	446,966
Patriot Coal Corp*	9,100	77,077
Patterson-UTI Energy Inc	22,504	281,075
Plains Exploration & Production Co*	15,726	364,057
Pride International Inc*	24,480	396,821
Quicksilver Resources Inc*	15,768	98,235
Superior Energy Services Inc*	11,800	198,830
Total Energy		6,393,878

Financial (17.27%)
Affiliated Managers Group Inc*	6,000	168,000
Alexandria Real Estate Equities Inc	4,700	208,116
AMB Property Corp	14,292	246,108
American Financial Group Inc	10,282	210,678
AmeriCredit Corp*	16,500	121,275
Apollo Investment Corp	20,800	176,592
Arthur J Gallagher & Co	13,300	329,840
Associated Banc-Corp	18,623	404,678
Astoria Financial Corp	11,982	221,188
Bancorpsouth Inc	10,100	224,624
Bank of Hawaii Corp	6,921	308,746
BRE Properties Inc	7,400	217,264
Brown & Brown Inc	16,664	331,614
Camden Property Trust	7,600	201,172
Cathay General Bancorp	7,000	143,640
City National Corp	5,950	261,086
Colonial BancGroup Inc/The	28,600	71,786
Commerce Bancshares Inc	9,555	418,605
Cousins Properties Inc	5,500	59,290
Cullen/Frost Bankers Inc	8,558	463,929
Duke Realty Corp	21,400	175,694
Eaton Vance Corp	16,682	318,960
Equity One Inc	5,700	94,335
Essex Property Trust Inc	3,600	311,292
Everest Re Group Ltd	9,020	707,709
Federal Realty Investment Trust	8,500	491,640
Fidelity National Financial Inc	30,722	378,802
First American Corp	13,483	323,862
First Niagara Financial Group Inc	15,434	239,381
FirstMerit Corp	11,623	255,706
Hanover Insurance Group Inc/The	7,607	306,714
HCC Insurance Holdings Inc	16,092	375,105
Health Care REIT Inc	13,100	497,800
Highwoods Properties Inc	8,559	204,389
Horace Mann Educators Corp	5,500	46,860
Hospitality Properties Trust	13,761	157,701
Jefferies Group Inc	17,328	215,560
Jones Lang LaSalle Inc	5,700	135,831
Liberty Property Trust	13,428	256,743
Mack-Cali Realty Corp	9,477	179,779
Mercury General Corp	5,100	231,999
Nationwide Health Properties Inc	13,800	312,294
New York Community Bancorp Inc	5,191	67,743
Old Republic International Corp	33,795	346,737
PacWest Bancorp	3,500	93,100
Philadelphia Consolidated Holding Co*	8,300	510,035
Protective Life Corp	10,318	96,164
Raymond James Financial Inc	13,910	305,603
Realty Income Corp	14,800	298,812
Regency Centers Corp	10,159	361,762
StanCorp Financial Group Inc	7,234	240,965
SVB Financial Group*	4,820	193,041
Synovus Financial Corp	48,200	401,024
TCF Financial Corp	15,928	265,998
UDR Inc	19,159	289,876
Unitrin Inc	7,551	144,526
Waddell & Reed Financial Inc	12,604	169,398
Washington Federal Inc	12,798	216,158
Webster Financial Corp	7,400	111,000
Weingarten Realty Investors	10,687	152,397
Westamerica Bancorporation	4,120	219,019
Wilmington Trust Corp	9,706	234,788
WR Berkley Corp	21,669	616,050
Total Financial		16,340,583

Industrial (17.09%)
AGCO Corp*	13,348	328,628
Alexander & Baldwin Inc	5,922	153,084
Alliant Techsystems Inc*	4,772	392,258
Ametek Inc	15,640	546,305
Aptargroup Inc	10,000	334,400
Arrow Electronics Inc*	17,683	244,025
Avnet Inc*	21,998	313,252
BE Aerospace Inc*	14,200	116,156
Brink's Co/The	6,913	150,496
Carlisle Cos Inc	8,616	182,918
Commercial Metals Co	16,800	201,264
Con-way Inc	6,652	186,056
Crane Co	7,509	111,283
Donaldson Co Inc	10,128	346,580
Dycom Industries Inc*	6,201	36,834
Energizer Holdings Inc*	8,389	364,250
Federal Signal Corp	7,404	51,976
Flir Systems Inc*	20,000	620,400
Flowserve Corp	8,393	422,420
GATX Corp	7,018	197,557
Gentex Corp	21,170	185,661
Graco Inc	8,849	189,900
Granite Construction Inc	4,696	201,411
Greif Inc	4,800	159,120
Harsco Corp	12,154	305,673
Hubbell Inc	8,223	245,868
IDEX Corp	11,900	273,700
JB Hunt Transport Services Inc	12,352	331,157
Joy Global Inc	15,750	366,818
Kansas City Southern*	13,100	287,152
KBR Inc	24,800	341,496
Kennametal Inc	11,054	206,710
Lincoln Electric Holdings Inc	6,300	287,847
Martin Marietta Materials Inc	6,076	532,501
Matthews International Corp	4,500	183,735
Mine Safety Appliances Co	4,300	105,135
National Instruments Corp	8,425	203,127
Nordson Corp	4,952	160,692
Overseas Shipholding Group Inc	3,884	143,941
Packaging Corp of America	13,625	203,421
Pentair Inc	14,595	362,832
Republic Services Inc	22,704	544,896
Roper Industries Inc	12,900	590,433
Shaw Group Inc/The*	5,100	93,840
Sonoco Products Co	14,551	365,230
SPX Corp	7,773	290,088
Stericycle Inc*	12,560	719,688
Sunpower Corp*	2	52
Teleflex Inc	5,812	275,373
Temple-Inland Inc	15,300	48,348
Thomas & Betts Corp*	7,439	141,267
Tidewater Inc	7,497	295,982
Timken Co	14,000	203,140
Trimble Navigation Ltd*	17,700	360,372
Trinity Industries Inc	11,986	178,232
URS Corp*	12,300	466,908
Varian Inc*	4,271	156,319
Vishay Intertechnology Inc*	26,400	115,104
Wabtec Corp	7,000	270,130
Werner Enterprises Inc	6,585	114,447
Worthington Industries Inc	9,693	128,723
YRC Worldwide Inc*	8,100	32,238
Zebra Technologies Corp*	9,584	202,797
Total Industrial		16,171,646

Technology (7.12%)
ACI Worldwide Inc*	5,205	81,719
Acxiom Corp	9,766	73,343
Advent Software Inc*	2,609	58,181
Ansys Inc*	12,700	366,522
Atmel Corp*	63,892	178,898
Broadridge Financial Solutions Inc	20,400	232,560
Cadence Design Systems Inc*	36,800	142,048
Cerner Corp*	9,700	349,006
Cree Inc*	13,081	207,726
Diebold Inc	9,658	270,424
DST Systems Inc*	6,668	252,117
Dun & Bradstreet Corp	8,157	652,560
Fair Isaac Corp	7,398	104,608
Fairchild Semiconductor International Inc*	18,260	72,857
Imation Corp	4,300	57,104
Integrated Device Technology Inc*	24,977	129,131
International Rectifier Corp*	10,300	120,407
Intersil Corp	18,284	165,653
Jack Henry & Associates Inc	11,501	211,733
Lam Research Corp*	18,254	368,731
Mentor Graphics Corp*	12,832	87,001
Metavante Technologies Inc*	13,100	226,237
NCR Corp*	24,450	371,151
Palm Inc*	15,400	36,806
Parametric Technology Corp*	17,300	199,988
SEI Investments Co	18,522	286,350
Semtech Corp*	9,412	106,544
Silicon Laboratories Inc*	7,136	149,571
SRA International Inc*	6,300	94,626
Sybase Inc*	11,571	285,109
Synopsys Inc*	20,475	328,214
Western Digital Corp*	32,267	393,657
Wind River Systems Inc*	9,857	82,207
Total Technology		6,742,789

Utilities (8.53%)
AGL Resources Inc	11,246	338,617
Alliant Energy Corp	16,132	514,127
Aqua America Inc	19,521	423,410
Black Hills Corp	5,571	143,788
DPL Inc	16,680	347,278
Energen Corp	10,500	323,400
Great Plains Energy Inc	17,527	329,332
Hawaiian Electric Industries Inc	12,209	332,939
Idacorp Inc	6,734	204,714
MDU Resources Group Inc	26,721	543,238
Northeast Utilities	22,762	530,355
NSTAR	15,686	556,853
NV Energy Inc	34,319	325,344
OGE Energy Corp	13,500	357,615
PNM Resources Inc	11,882	124,167
Puget Energy Inc	18,687	457,458
SCANA Corp	16,841	585,225
Vectren Corp	11,615	327,077
Westar Energy Inc	15,285	309,215
WGL Holdings Inc	7,205	260,100
Wisconsin Energy Corp	16,852	732,387
Total Utilities		8,066,639

Total Common Stock (Cost $118,292,162)		93,401,002

Short-Term Investments (1.58%)

United States Treasury Bills (1.58%)	Par Value
United States Treasury Bill 12/04/2008	$100,000	99,995
United States Treasury Bill 01/22/2009 (b)	1,400,000	1,399,878
Total United States Treasury Bills		1,499,873

Total Short-Term Investments (Cost $1,499,873)		1,499,873

Total Investments (Cost $119,792,035) (a) (100.28%)		94,900,875
Other Net Liabilities (-0.28%)		(262,143)
Net Assets (100.00%)		$94,638,732

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $119,792,035. At November 30, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$12,040,534
Unrealized depreciation		(36,931,694)
Net unrealized appreciation (depreciation)		$(24,891,160)

(b) At November 30, 2008, certain United States Treasury Bills with a market value of $399,980 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at November 30, 2008: Contracts - $100 times premium / delivery month / commitment

S&P Mini Mid Cap		Unrealized Appreciation
36/Dec 08/Long		$52,730

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

Common Stock (89.27%)

Basic Materials (2.20%)	Shares	Value
AMCOL International Corp	1,466	$29,525
Arch Chemicals Inc	1,494	43,147
Balchem Corp	1,100	28,633
Brush Engineered Materials Inc*	1,269	14,695
Buckeye Technologies Inc*	1,716	7,739
Century Aluminum Co*	1,651	13,456
Deltic Timber Corp	590	28,273
Georgia Gulf Corp	1,993	4,185
HB Fuller Co	3,124	55,420
Material Sciences Corp*	683	1,025
Neenah Paper Inc	750	6,135
NewMarket Corp	800	26,784
Olympic Steel Inc	500	8,750
OM Group Inc*	1,855	36,599
Omnova Solutions Inc*	1,854	1,965
Penford Corp	400	4,508
PolyOne Corp*	5,408	15,305
Quaker Chemical Corp	439	5,624
RTI International Metals Inc*	1,366	16,419
Schulman A Inc	1,547	20,993
Schweitzer-Mauduit International Inc	770	14,199
Stepan Co	400	18,392
Wausau Paper Corp	2,594	26,692
Zep Inc	1,342	24,304
Total Basic Materials		452,767

Communications (4.03%)
4Kids Entertainment Inc*	613	1,845
Adaptec Inc*	5,637	15,840
AH Belo Corp	1,000	2,020
Anixter International Inc*	1,885	51,649
Applied Signal Technology Inc	560	8,786
Arris Group Inc*	8,093	58,189
Black Box Corp	903	22,105
Blue Coat Systems Inc*	2,200	19,558
Blue Nile Inc*	800	19,088
Comtech Telecommunications Corp*	1,300	61,659
Cybersource Corp*	3,957	36,721
DealerTrack Holdings Inc*	1,690	20,027
EW Scripps Co	1,800	5,274
Factset Research Systems Inc	2,534	101,360
Fairpoint Communications Inc	5,300	18,550
General Communication Inc*	2,942	23,036
Harmonic Inc*	4,854	24,998
Infospace Inc*	1,900	14,839
inVentiv Health Inc*	1,900	22,857
j2 Global Communications Inc*	2,976	58,092
Knot Inc/The*	1,600	12,032
Netgear Inc*	1,900	22,990
Network Equipment Technologies Inc*	1,066	3,646
Novatel Wireless Inc*	1,500	5,745
NutriSystem Inc	1,800	25,218
PC-Tel Inc	942	5,690
Perficient Inc*	1,900	5,795
Stamps.com Inc*	1,100	9,746
Symmetricom Inc*	2,100	8,778
Tekelec*	3,496	42,826
Tollgrade Communications Inc*	630	3,056
United Online Inc	3,500	23,205
Viasat Inc*	1,352	28,973
Websense Inc*	2,754	44,532
Total Communications		828,725

Consumer, Cyclical (12.62%)
Arctic Cat Inc	1,013	6,129
ATC Technology Corp*	1,300	22,477
Audiovox Corp*	1,050	6,101
Bassett Furniture Industries Inc	556	2,363
Big 5 Sporting Goods Corp	1,300	4,927
Brightpoint Inc*	2,880	11,866
Brown Shoe Co Inc	2,695	15,200
Brunswick Corp	5,200	14,092
Buckle Inc/The	1,350	25,461
Buffalo Wild Wings Inc*	600	13,776
Cabela's Inc*	2,300	14,375
California Pizza Kitchen Inc*	1,500	11,625
Carter's Inc*	3,300	62,403
Casey's General Stores Inc	2,965	87,912
Cash America International Inc	1,744	47,105
Cato Corp/The	1,862	25,994
CEC Entertainment Inc*	1,417	24,387
Champion Enterprises Inc*	4,414	3,222
Charlotte Russe Holding Inc*	1,500	7,500
Childrens Place Retail Stores Inc/The*	1,478	34,659
Christopher & Banks Corp	1,875	6,319
CKE Restaurants Inc	3,700	26,640
Cracker Barrel Old Country Store Inc	1,300	25,129
CROCS Inc*	4,800	6,096
Deckers Outdoor Corp*	800	47,712
DineEquity Inc	898	11,432
Dress Barn Inc*	2,616	20,483
Ethan Allen Interiors Inc	1,913	26,419
Finish Line/The	2,948	15,654
First Cash Financial Services Inc*	1,500	23,130
Fossil Inc*	2,520	38,304
Fred's Inc	2,010	23,115
G&K Services Inc	1,371	32,081
Genesco Inc*	1,318	17,740
Group 1 Automotive Inc	1,453	15,242
Gymboree Corp*	1,669	41,975
Haverty Furniture Cos Inc	1,157	9,823
Hibbett Sports Inc*	1,704	24,265
HOT Topic Inc*	2,397	19,703
HSN Inc*	2,300	8,602
Iconix Brand Group Inc*	3,300	27,951
Insight Enterprises Inc*	2,982	12,137
Interface Inc	3,181	17,623
Interval Leisure Group Inc*	2,300	12,190
Jack in the Box Inc	3,444	60,270
Jakks Pacific Inc*	1,604	28,712
Jo-Ann Stores Inc*	1,470	20,404
JOS A Bank Clothiers Inc*	1,150	22,483
K-Swiss Inc	1,313	16,544
Landry's Restaurants Inc	826	9,573
La-Z-Boy Inc	2,673	8,794
Libbey Inc	640	1,280
Lithia Motors Inc	1,000	2,660
LKQ Corp*	6,500	67,730
M/I Homes Inc	700	7,378
Maidenform Brands Inc*	1,100	10,186
Marcus Corp	1,435	18,497
MarineMax Inc*	800	2,224
Men's Wearhouse Inc/The	3,043	32,378
Meritage Homes Corp*	1,350	16,740
Mobile Mini Inc*	2,228	28,942
Monaco Coach Corp	1,505	1,264
Monarch Casino & Resort Inc*	600	5,400
Multimedia Games Inc*	1,431	3,291
National Presto Industries Inc	327	21,454
Nautilus Inc*	1,674	4,922
O'Charleys Inc	1,466	3,108
OfficeMax Inc	4,500	24,525
Owens & Minor Inc	2,315	96,142
Oxford Industries Inc	832	4,992
Panera Bread Co*	1,947	86,525
Papa John's International Inc*	1,264	22,398
PEP Boys-Manny Moe & Jack	3,075	13,838
Perry Ellis International Inc*	700	3,794
PetMed Express Inc*	1,300	23,309
PF Chang's China Bistro Inc*	1,512	28,320
Pinnacle Entertainment Inc*	3,726	21,238
Polaris Industries Inc	2,204	60,169
Pool Corp	3,136	54,033
Quiksilver Inc*	6,824	9,554
RC2 Corp*	1,100	11,693
Red Robin Gourmet Burgers Inc*	800	9,752
Ruby Tuesday Inc*	3,100	3,565
Ruth's Hospitality Group Inc*	1,000	1,490
Scansource Inc*	1,286	21,875
School Specialty Inc*	1,075	17,222
Select Comfort Corp*	2,800	1,008
Shuffle Master Inc*	1,755	7,511
Skechers U.S.A. Inc*	1,900	22,876
Skyline Corp	400	9,228
Skywest Inc	3,479	52,881
Sonic Automotive Inc	1,573	5,065
Sonic Corp*	3,769	31,848
Spartan Motors Inc	1,900	5,662
Stage Stores Inc	2,706	15,641
Standard Motor Products Inc	916	2,281
Standard Pacific Corp*	3,990	7,701
Steak N Shake Co/The*	1,277	5,644
Stein Mart Inc*	1,360	2,122
Superior Industries International Inc	1,200	14,676
Texas Roadhouse Inc*	3,100	17,329
Toro Co	2,194	62,397
Tractor Supply Co*	2,161	82,939
True Religion Apparel Inc*	900	11,331
Tuesday Morning Corp*	1,500	1,680
Tween Brands Inc*	1,767	6,785
Unifirst Corp	800	22,168
United Stationers Inc*	1,437	45,711
Universal Electronics Inc*	800	13,280
Volcom Inc*	800	8,064
Wabash National Corp	1,723	8,494
Watsco Inc	1,366	53,738
Wendy's/Arby's Group Inc	3,965	15,939
Winnebago Industries	1,700	9,996
WMS Industries Inc*	2,167	53,417
Wolverine World Wide Inc	3,060	58,966
World Fuel Services Corp	1,600	58,080
Zale Corp*	2,067	12,257
Zumiez Inc*	600	5,184
Total Consumer, Cyclical		2,591,906

Consumer, Non-Cyclical (16.49%)
Aaron Rents Inc	3,047	80,532
Abaxis Inc*	1,300	17,238
ABM Industries Inc	2,408	40,623
Administaff Inc	1,536	26,235
Air Methods Corp*	600	9,510
Alliance One International Inc*	4,676	14,496
Alpharma Inc*	2,687	97,001
Amedisys Inc*	1,556	60,513
American Medical Systems Holdings Inc*	4,020	35,376
AMERIGROUP Corp*	3,038	74,613
AMN Healthcare Services Inc*	1,700	15,164
Amsurg Corp*	1,551	30,911
Andersons Inc/The	1,000	12,660
Arbitron Inc	1,587	22,266
Arqule Inc*	1,302	4,414
Arthrocare Corp*	1,479	19,345
Bankrate Inc*	800	21,976
Biolase Technology Inc*	1,245	1,245
Boston Beer Co Inc*	500	16,040
Bowne & Co Inc	1,795	6,390
Cambrex Corp*	1,239	4,312
Catalyst Health Solutions Inc*	2,100	47,250
CDI Corp	607	6,210
Centene Corp*	2,478	45,843
Central Garden and Pet Co*	3,900	16,302
Chattem Inc*	1,200	87,084
Chemed Corp	1,544	62,933
Coinstar Inc*	1,600	29,696
Conmed Corp*	1,525	35,853
Consolidated Graphics Inc*	696	10,002
Cooper Cos Inc/The	2,776	37,198
CPI Corp	380	414
Cross Country Healthcare Inc*	1,840	16,026
CryoLife Inc*	1,113	10,128
Cubist Pharmaceuticals Inc*	3,400	83,504
Cyberonics Inc*	1,199	16,462
Datascope Corp	759	39,627
Enzo Biochem Inc*	1,519	7,732
Flowers Foods Inc	4,336	116,118
Gentiva Health Services Inc*	1,227	30,957
Gevity HR Inc	1,500	2,385
Great Atlantic & Pacific Tea Co*	1,319	6,859
Green Mountain Coffee Roasters Inc*	1,000	36,340
Haemonetics Corp*	1,591	90,989
Hain Celestial Group Inc*	2,470	38,878
Healthcare Services Group	2,550	40,545
Healthspring Inc*	3,000	43,770
Healthways Inc*	1,971	15,945
Heidrick & Struggles International Inc	972	20,120
Hillenbrand Inc	3,700	58,904
HMS Holdings Corp*	1,200	35,400
ICU Medical Inc*	655	19,814
Immucor Inc*	3,940	95,624
Integra LifeSciences Holdings Corp*	1,265	39,835
Invacare Corp	1,604	23,707
J&J Snack Foods Corp	834	24,803
Kendle International Inc*	700	14,329
Kensey Nash Corp*	574	10,608
Lance Inc	1,952	38,123
LCA-Vision Inc	1,173	4,645
LHC Group Inc*	600	20,028
Live Nation Inc*	4,000	19,560
Magellan Health Services Inc*	2,400	78,840
Mannatech Inc	900	2,025
Martek Biosciences Corp	1,900	53,105
MAXIMUS Inc	1,113	34,948
Medcath Corp*	800	5,904
Mentor Corp	1955	31,573
Meridian Bioscience Inc	2,300	54,809
Merit Medical Systems Inc*	1,295	18,790
Midas Inc*	700	5,796
Molina Healthcare Inc*	800	18,952
Nash Finch Co	581	26,064
Natus Medical Inc*	1,600	20,336
Noven Pharmaceuticals Inc*	1,200	13,740
Odyssey HealthCare Inc*	1,878	15,343
On Assignment Inc*	2,167	12,460
Osteotech Inc*	821	1,609
Palomar Medical Technologies Inc*	1,000	9,050
Par Pharmaceutical Cos Inc*	2,000	23,320
Parexel International Corp*	3,378	28,105
Pediatrix Medical Group Inc	2,814	87,572
Peet's Coffee & Tea Inc*	600	13,542
PharmaNet Development Group Inc*	1,139	1,378
PharMerica Corp*	1,800	29,916
Pre-Paid Legal Services Inc*	540	21,600
PSS World Medical Inc*	4,200	73,038
Regeneron Pharmaceuticals Inc*	4,056	62,706
RehabCare Group Inc*	746	10,854
Res-Care Inc*	1,200	15,660
Rewards Network Inc*	1,161	3,599
Russ Berrie & Co Inc*	958	1,964
Salix Pharmaceuticals Ltd*	2,700	21,870
Sanderson Farms Inc	1,018	31,741
Savient Pharmaceuticals Inc*	2,760	10,212
Spartan Stores Inc	1,300	30,836
Spectrum Brands Inc	2,267	431
Spherion Corp*	3,098	6,971
Standard Register Co/The	613	3,439
Startek Inc*	740	1,702
Sunrise Senior Living Inc*	2,800	2,128
SurModics Inc*	809	18,397
Symmetry Medical Inc*	2,200	19,712
Theragenics Corp*	1,389	2,028
Ticketmaster Entertainment Inc*	2,300	9,177
TreeHouse Foods Inc*	1,600	38,064
TrueBlue Inc*	2,823	20,918
United Natural Foods Inc*	2,400	43,224
Universal Technical Institute Inc*	1,300	24,999
Viad Corp	1,109	29,621
Viropharma Inc*	3,700	41,810
Volt Information Sciences Inc*	646	3,928
Watson Wyatt Worldwide Inc	2,452	98,865
WD-40 Co	826	23,624
West Pharmaceutical Services Inc	1,900	67,450
Wright Express Corp*	2,300	26,174
Zoll Medical Corp*	1,200	21,372
Total Consumer, Non-Cyclical		3,386,701

Energy (4.11%)
Atwood Oceanics Inc*	3,244	58,716
Basic Energy Services Inc*	1,300	14,924
CARBO Ceramics Inc	1,224	58,630
Dril-Quip Inc*	1,600	31,488
Gulf Island Fabrication Inc	500	7,205
Headwaters Inc*	2,223	12,627
Hornbeck Offshore Services Inc*	1,300	21,944
ION Geophysical Corp*	4,753	14,259
Lufkin Industries Inc	900	44,379
Matrix Service Co*	1,500	11,460
NATCO Group Inc*	1,200	21,756
Oceaneering International Inc*	3,160	81,591
Penn Virginia Corp	2,500	75,075
Petroleum Development Corp*	815	15,648
Petroquest Energy Inc*	2,500	17,525
Pioneer Drilling Co*	2,900	21,286
SEACOR Holdings Inc*	1,251	82,729
Smith International Inc	265	7,749
St Mary Land & Exploration Co	3,628	72,959
Stone Energy Corp*	1,567	26,044
Superior Well Services Inc*	600	6,150
Swift Energy Co*	1,722	36,799
Tetra Technologies Inc*	4,434	21,372
Unit Corp*	2,846	81,623
Total Energy		843,938

Financial (17.34%)
Acadia Realty Trust	1,700	23,766
Anchor Bancorp Wisconsin Inc	1,149	3,367
Bank Mutual Corp	3,500	35,875
BankAtlantic Bancorp Inc	460	1,265
BioMed Realty Trust Inc	4,300	40,076
Boston Private Financial Holdings Inc	2,301	15,900
Brookline Bancorp Inc	3,628	40,960
Cascade Bancorp	1,500	10,200
Cedar Shopping Centers Inc	2,600	12,220
Central Pacific Financial Corp	1,900	24,320
Colonial Properties Trust	2,886	16,364
Columbia Banking System Inc	1,100	11,055
Community Bank System Inc	1,600	36,896
Corus Bankshares Inc	1,800	2,142
Delphi Financial Group Inc	2,421	29,294
DiamondRock Hospitality Co	5,600	20,832
Dime Community Bancshares	1,914	25,820
East West Bancorp Inc	3,806	56,329
EastGroup Properties Inc	1,500	48,345
Entertainment Properties Trust	1,784	43,762
Essex Property Trust Inc	1,474	127,457
Extra Space Storage Inc	4,700	41,595
Financial Federal Corp	1,588	30,521
First Bancorp/Puerto Rico	5,128	56,100
First Commonwealth Financial Corp	4,000	48,040
First Financial Bancorp	1,700	21,250
First Financial Bankshares Inc	1,200	62,700
First Midwest Bancorp Inc	3,089	56,868
FirstFed Financial Corp*	1,070	4,034
Flagstar Bancorp Inc*	1,822	1,294
Forestar Group Inc*	2,000	9,260
Frontier Financial Corp	2,400	6,864
Glacier Bancorp Inc	2,850	50,673
Greenhill & Co Inc	1,000	68,100
Guaranty Financial Group Inc*	2,000	5,400
Hancock Holding Co	1,400	60,354
Hanmi Financial Corp	2,300	5,405
Home Properties Inc	1,900	74,100
Independent Bank Corp	1,154	2,885
Infinity Property & Casualty Corp	1,100	50,479
Inland Real Estate Corp	3,700	41,329
Investment Technology Group Inc*	2,751	46,024
Irwin Financial Corp*	950	1,796
Kilroy Realty Corp	2,057	62,677
Kite Realty Group Trust	1,800	7,038
LaBranche & Co Inc*	3,500	17,150
LandAmerica Financial Group Inc	971	97
LaSalle Hotel Properties	2,400	21,168
Lexington Realty Trust	3,670	17,800
LTC Properties Inc	1,100	21,428
Medical Properties Trust Inc	4,000	24,920
Mid-America Apartment Communities Inc	1,600	59,248
Nara Bancorp Inc	1,163	12,630
National Financial Partners Corp	2,400	3,816
National Penn Bancshares Inc	4,600	70,748
National Retail Properties Inc	4,052	54,337
Navigators Group Inc*	800	43,440
Old National Bancorp	3,800	65,284
optionsXpress Holdings Inc	2,500	35,225
Parkway Properties Inc	865	11,825
Pennsylvania Real Estate Investment Trust	2,300	10,350
Piper Jaffray Cos*	1,018	38,572
Portfolio Recovery Associates Inc*	1,000	33,760
Post Properties Inc	2,600	40,768
Presidential Life Corp	1,505	16,194
PrivateBancorp Inc	1,717	53,502
ProAssurance Corp*	1,896	103,503
Prosperity Bancshares Inc	2,300	75,923
Provident Bankshares Corp	1,986	18,708
PS Business Parks Inc	900	42,894
RLI Corp	1,092	63,685
Safety Insurance Group Inc	800	28,064
Selective Insurance Group	3,244	74,482
Senior Housing Properties Trust	6,700	93,331
Signature Bank*	1,700	50,660
Sovran Self Storage Inc	1,159	31,478
Sterling Bancorp	1,000	13,010
Sterling Bancshares Inc	4,445	29,782
Sterling Financial Corp	2,838	15,098
Stewart Information Services Corp	928	10,858
Stifel Financial Corp*	1,500	64,515
Susquehanna Bancshares Inc	4,963	75,835
SWS Group Inc	1,180	17,252
Tanger Factory Outlet Centers	1,900	69,616
Tower Group Inc	1,200	27,372
TradeStation Group Inc*	1,300	9,126
Trustco Bank Corp NY	3,818	40,433
UCBH Holdings Inc	6,134	28,462
UMB Financial Corp	2,100	100,401
Umpqua Holdings Corp	3,893	51,543
United Bankshares Inc	2,234	74,281
United Community Banks Inc	2,015	26,558
United Fire & Casualty Co	1,200	25,668
Whitney Holding Corp	3,726	65,317
Willis Group Holdings Ltd	722	16,657
Wilshire Bancorp Inc	800	5,488
Wintrust Financial Corp	1,538	31,729
World Acceptance Corp*	952	18,631
Zenith National Insurance Corp	2,073	68,388
Total Financial		3,562,041

Industrial (18.08%)
AAR Corp*	2,078	35,201
Acuity Brands Inc	2,385	64,300
Advanced Energy Industries Inc*	2,153	16,750
Albany International Corp	1,699	26,131
AM Castle & Co	759	6,892
Analogic Corp	900	35,154
AO Smith Corp	1,208	39,550
Apogee Enterprises Inc	1,775	13,845
Applied Industrial Technologies Inc	2,236	42,618
Arkansas Best Corp	1,481	39,321
Astec Industries Inc*	914	27,649
Baldor Electric Co	2,589	42,667
Barnes Group Inc	2,470	33,073
Bel Fuse Inc	579	11,285
Belden Inc	2,764	48,149
Benchmark Electronics Inc*	4,408	55,893
Brady Corp	3,344	69,054
Briggs & Stratton Corp	3,004	42,296
Bristow Group Inc*	1,461	33,062
C&D Technologies Inc*	1,187	1,697
Calgon Carbon Corp*	2,900	37,033
Cascade Corp	600	16,212
Ceradyne Inc*	1,721	45,193
Checkpoint Systems Inc*	2,228	25,756
Clarcor Inc	3,004	96,458
Cognex Corp	2,720	37,074
CTS Corp	1,721	9,517
Cubic Corp	771	20,385
Curtiss-Wright Corp	2,554	85,304
Cymer Inc*	2,086	49,000
Daktronics Inc	1,886	17,181
Darling International Inc*	4,900	24,500
Dionex Corp*	1,077	55,239
Drew Industries Inc*	1,200	16,872
Eagle Materials Inc	2,500	52,500
Electro Scientific Industries Inc*	1,841	12,537
EMCOR Group Inc*	3,904	61,566
EnPro Industries Inc*	1,100	20,537
Esterline Technologies Corp*	1,686	62,230
FARO Technologies Inc*	1,000	14,390
FEI Co*	2,105	42,774
Forward Air Corp	1,656	38,287
Gardner Denver Inc*	3,026	74,894
GenCorp Inc*	2,884	8,248
Gerber Scientific Inc*	1,029	2,470
Gibraltar Industries Inc	1,600	20,640
Greatbatch Inc*	1,017	25,700
Griffon Corp*	1,420	11,360
Heartland Express Inc	3,131	48,343
HUB Group Inc*	2,500	66,750
II-VI Inc*	1,500	30,180
Insituform Technologies Inc*	1,227	19,890
Intevac Inc*	1,100	5,434
Itron Inc*	2,070	98,077
John Bean Technologies Corp	1,600	13,968
Kaman Corp	1,548	36,471
Kaydon Corp	1,747	53,895
Keithley Instruments Inc	720	1,606
Kirby Corp*	3,316	84,326
Knight Transportation Inc	3,384	53,332
Landstar System Inc	3,058	98,284
Lawson Products	456	10,410
Lennox International Inc	3,719	102,793
Lindsay Corp	749	29,144
Littelfuse Inc*	1,432	21,537
LoJack Corp*	1,100	4,345
Lydall Inc*	745	3,934
Magnetek Inc*	1,366	2,923
Methode Electronics Inc	1,654	13,993
Moog Inc*	2,602	83,732
Movado Group Inc	1,100	14,850
Mueller Industries Inc	2,095	48,814
Myers Industries Inc	1,536	9,339
NCI Building Systems Inc*	1,100	16,742
Newport Corp*	2,500	14,525
Old Dominion Freight Line Inc*	1,500	35,700
Orbital Sciences Corp*	3,300	56,760
Park Electrochemical Corp	1,018	18,100
Plexus Corp*	2,500	41,700
Quanex Building Products Corp	2,196	20,335
Regal-Beloit Corp	1,874	63,041
Robbins & Myers Inc	1,932	43,470
Rock-Tenn Co	2,117	71,491
Rogers Corp*	850	23,970
Simpson Manufacturing Co Inc	2,290	59,540
Sonic Solutions Inc*	1,173	1,501
Standex International Corp	564	11,889
Sturm Ruger & Co Inc*	1,292	7,636
Technitrol Inc	2,470	8,645
Teledyne Technologies Inc*	1,966	79,859
Tetra Tech Inc*	3,368	67,495
Texas Industries Inc	1,686	52,030
Tredegar Corp	1,471	23,124
Triumph Group Inc	1,014	34,679
TTM Technologies Inc*	2,500	12,775
Universal Forest Products Inc	1,181	24,836
Valmont Industries Inc	1,024	56,627
Vicor Corp	1,051	6,085
Waste Connections Inc*	4,258	120,203
Watts Water Technologies Inc	1,855	41,738
Woodward Governor Co	3,474	73,788
Total Industrial		3,713,098

Technology (7.86%)
Actel Corp*	1,218	11,279
Agilysys Inc	1,491	5,651
Allscripts-Misys Healthcare Solutions Inc	3,000	23,100
ATMI Inc*	2,001	23,852
Avid Technology Inc*	2,399	30,035
Axcelis Technologies Inc*	5,102	3,010
Blackbaud Inc	2,700	33,750
Brooks Automation Inc*	4,331	16,718
Cabot Microelectronics Corp*	1,300	32,201
CACI International Inc*	1,895	84,157
Catapult Communications Corp*	597	3,230
Ciber Inc*	2,938	12,604
Cohu Inc	984	11,021
Concur Technologies Inc*	2,500	68,625
CSG Systems International Inc*	2,100	35,364
Cypress Semiconductor Corp*	8,800	32,824
Digi International Inc*	989	9,119
Diodes Inc*	1,650	7,706
DSP Group Inc*	1,496	8,557
Eclipsys Corp*	3,200	41,984
Epicor Software Corp*	3,100	12,710
EPIQ Systems Inc*	1,281	20,803
Exar Corp*	1,952	13,156
Hutchinson Technology Inc*	1,338	3,746
Informatica Corp*	5,400	74,952
JDA Software Group Inc*	1,393	18,360
Kopin Corp*	3,225	6,773
Kulicke & Soffa Industries Inc*	2,607	3,676
Manhattan Associates Inc*	1,548	23,762
Mantech International Corp*	939	51,100
Mercury Computer Systems Inc*	1,010	2,767
Micrel Inc	3,300	24,420
Micros Systems Inc*	5,000	83,250
Microsemi Corp*	4,651	90,648
MKS Instruments Inc*	2,900	41,499
MTS Systems Corp	1,024	26,634
Omnicell Inc*	2,000	22,680
Pericom Semiconductor Corp*	1,192	6,449
Phase Forward Inc*	2,400	33,288
Phoenix Technologies Ltd*	1,166	3,894
Photronics Inc*	2,089	940
Progress Software Corp*	2,349	49,987
Quality Systems Inc	800	24,056
Radiant Systems Inc*	1,286	6,301
Radisys Corp*	829	4,974
Rudolph Technologies Inc*	1,360	4,488
SI International Inc*	800	24,432
Skyworks Solutions Inc*	9,282	50,030
Smith Micro Software Inc*	900	4,599
SPSS Inc*	1,104	26,982
Standard Microsystems Corp*	1,264	19,263
Stratasys Inc*	1,200	13,392
Supertex Inc*	890	18,557
SYKES Enterprises Inc*	1,600	29,680
Synaptics Inc*	1,950	42,841
SYNNEX Corp*	700	7,322
Take-Two Interactive Software Inc	4,654	56,545
THQ Inc*	4,085	19,363
TriQuint Semiconductor Inc*	8,500	21,930
Tyler Technologies Inc*	2,000	25,260
Ultratech Inc*	1,126	14,131
Varian Semiconductor Equipment Associates Inc*	4,415	81,236
Veeco Instruments Inc*	1,520	9,014
Total Technology		1,614,677

Utilities (6.54%)
Allete Inc	1,480	50,645
American States Water Co	1,045	36,605
Atmos Energy Corp	5,438	135,568
Avista Corp	3,283	58,011
Central Vermont Public Service Corp	573	10,823
CH Energy Group Inc	808	35,341
Cleco Corp	3,540	83,438
El Paso Electric Co*	2,842	51,212
Laclede Group Inc/The	1,063	55,998
New Jersey Resources Corp	2,521	101,242
Northwest Natural Gas Co	1,701	84,964
Piedmont Natural Gas Co	4,620	155,231
South Jersey Industries Inc	1,800	70,200
Southern Union Co	7,408	101,785
Southwest Gas Corp	2,579	66,795
UGI Corp	6,110	142,730
UIL Holdings Corp	1,540	45,876
Unisource Energy Corp	2,052	57,600
Total Utilities		1,344,064

Total Common Stock (Cost $25,093,743)		18,337,917

Corporate Bond (0.06%)	Par Value
Mueller Industry 11/01/2014 6.00%	15,000	11,925
Total Corporate Bond		11,925

Short-Term Investments (10.22%)

United States Treasury Bills (10.22%)	Par Value
United States Treasury Bill 12/04/2008	$1,300,000	1,299,856
United States Treasury Bill 12/26/2008	400,000	399,658
United States Treasury Bill 01/22/2009 (b)	400,000	399,907
Total United States Treasury Bills		2,099,421

Total Short-Term Investments (Cost $2,099,421)		2,099,421

Total Investments (Cost $27,208,164) (a) (99.55%)		20,449,263
Other Net Assets (0.45%)		92,430
Net Assets (100.00%)		$20,541,693

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $27,208,164. At November 30, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$3,055,444
Unrealized depreciation		(9,814,345)
Net unrealized appreciation (depreciation)		$(6,758,901)

(b) At November 30, 2008, certain United States Treasury Bills with a market value of $399,980 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at November 30, 2008: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini		Unrealized Depreciation
50/Dec 08/Long		$(90,965)

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

Common Stock (100.04%)

Basic Materials (3.55%)	Shares	Value

Chemicals (2.32%)
Praxair Inc	4,592	$271,158
Sherwin-Williams Co/The	1,746	102,892
		374,050

Iron / Steel (0.76%)
United States Steel Corp	4,000	121,600

Mining (0.47%)
Alcoa Inc	7,050	75,858

Total Basic Materials		571,508

Communications (5.81%)

Media (2.05%)
McGraw-Hill Cos Inc/The	13,178	329,450

Telecommunications (3.76%)
AT&T Inc	21,244	606,729

Total Communications		936,179

Consumer, Cyclical (10.54%)

Auto Manufacturers (0.58%)
Ford Motor Co*	34,500	92,805

Retail (9.96%)
McDonald's Corp	15,268	896,995
Ross Stores Inc	3,692	97,838
Sears Holdings Corp*	717	25,991
Starbucks Corp*	21,000	187,530
TJX Cos Inc	7,050	160,881
Target Corp	6,939	234,261
		1,603,496

Total Consumer, Cyclical		1,696,301

Consumer, Non-Cyclical (27.88%)

Agriculture (5.74%)
Altria Group Inc	22,500	361,800
Philip Morris International Inc	7,500	316,200
Reynolds American Inc	5,992	246,151
		924,151

Beverages (4.23%)
Coca-Cola Co/The	14,500	679,615
		679,615

Commercial Services (2.52%)
Lender Processing Services Inc	7,011	154,663
Moody's Corp	5,092	110,547
Western Union Co/The	10,609	140,781
		405,991

Cosmetics / Personal Care (1.55%)
Procter & Gamble Co	3,880	249,678

Food (2.01%)
Kraft Foods Inc	4,384	119,289
Safeway Inc	3,000	65,400
Sara Lee Corp	15,200	139,536
		324,225

Healthcare-Products (4.21%)
Baxter International Inc	12,811	677,702

Healthcare-Services (4.15%)
Aetna Inc	8,584	187,303
Healthsouth Corp*	20,000	196,800
WellPoint Inc*	8,000	284,800
		668,903

Household Products / Wares (0.50%)
Fortune Brands Inc	2,146	81,119

Pharmaceuticals (2.97%)
AmerisourceBergen Corp	6,906	216,503
Merck & Co Inc/NJ	1,200	32,064
Pfizer Inc	13,900	228,377
		476,944

Total Consumer, Non-Cyclical		4,488,328

Energy (13.22%)

Oil & Gas (12.62%)
Apache Corp	1,126	87,040
Chevron Corp	3,840	303,398
ConocoPhillips	5,348	280,877
Devon Energy Corp	3,852	278,654
ENSCO International Inc	4,170	135,150
Exxon Mobil Corp	7,736	620,040
Transocean Ltd*	1,581	105,737
Valero Energy Corp	12,000	220,200
		2,031,096

Oil & Gas Services (0.60%)
Baker Hughes Inc	2,780	96,827

Total Energy		2,127,923

Financial (15.55%)

Banks (5.35%)
Bank of America Corp	12,016	195,260
Wells Fargo & Co	16,494	476,512
US Bancorp	7,000	188,860
		860,632

Diversified Financial Services (4.10%)
Citigroup Inc	12,811	189,103
Franklin Resources Inc	4,100	249,075
JPMorgan Chase & Co	7,000	221,620
		659,798

Insurance (6.10%)
Arthur J Gallagher & Co	7,700	190,960
Marsh & McLennan Cos Inc	13,700	349,350
MetLife Inc	7,328	210,753
StanCorp Financial Group Inc	6,950	231,505
		982,568

Total Financial		2,502,998

Industrial (8.52%)

Aerospace / Defense (0.02%)
Raytheon Co (Warrant)	220	2,970

Building Materials (0.23%)
Masco Corp	3,804	36,442

Hand / Machine Tools (0.55%)
Stanley Works/The	2,780	88,376

Machinery - Construction & Mining (3.89%)
Caterpillar Inc	15,292	626,819

Metal Fabricate / Hardware (0.86%)
Worthington Industries Inc	10,400	138,112

Miscellaneous Manufacturing (2.32%)
3M Co	3,212	214,979
ITT Corp	2,634	110,259
Leggett & Platt Inc	3,325	48,545
		373,783

Transportation (0.65)%
Tidewater Inc	2,680	105,806

Total Industrial		1,372,308

Technology (7.89%)

Computers (2.76%)
Dell Inc*	12,249	136,821
Diebold Inc	2,146	60,088
Hewlett-Packard Co	7,050	248,724
		445,633

Semiconductors (2.82%)
Intel Corp	32,863	453,509

Software (2.31%)
Microsoft Corp	18,373	371,502

Total Technology		1,270,644

Utilities (7.08%)

Electric (7.08%)
Consolidated Edison Inc	7,700	311,003
Duke Energy Corp	9,200	143,152
Entergy Corp	2,146	182,625
Exelon Corp	3,846	216,183
Progress Energy Inc	1,979	78,547
SCANA Corp	6,000	208,500
Total Utilities		1,140,010

Total Common Stock (Cost $18,211,872)		16,106,199

Preferred Stock (0.11%)
FHLMC PFD 8.375% Series Z	23,938	17,954
Total Preferred Stock (Cost $331,275)		17,954

Short-Term Investments (3.73%)

United States Treasury Bills (3.73%)	Par Value
United States Treasury Bill 01/22/2009 (b)	$600,000	599,949
Total United States Treasury Bills		599,949

Total Short-Term Investments (Cost $599,949)		599,949

Total Investments (Cost $19,143,096) (a) (103.88%)		16,724,102
Other Net Liabilities (-3.88%)		(623,429)
Net Assets (100.00%)		$16,100,673

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $19,143,096. At November 30, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,492,471
Unrealized depreciation		(4,911,465)
Net unrealized appreciation (depreciation)		$(2,418,994)

(b) At November 30, 2008, certain United States Treasury Bills with a market value of $99,995 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at November 30, 2008: Contracts - $250 times premium / delivery month / commitment

S&P 500 Index		Unrealized Appreciation
No open contracts		$-

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

Common Stock (95.56%)

Basic Materials (4.46%)	Shares	Value

Chemicals (1.99%)
Arkema SA ADR	148	$2,836
BASF SE ADR	3,488	110,918
Bayer AG ADR	1,515	77,962
		191,716

Mining (2.47%)
Anglo American PLC ADR	5,020	59,889
BHP Billiton Ltd ADR	1,700	68,034
Rio Tinto PLC ADR	1,100	110,000
		237,923

Total Basic Materials		429,639

Communications (16.79%)

Telecommunications (16.79%)
Alcatel-Lucent ADR*	1,772	3,792
BT Group PLC ADR	3,160	65,444
Deutsche Telekom AG ADR	11,525	158,354
France Telecom SA ADR	7,700	198,121
Nokia OYJ ADR	15,928	225,700
Telecom Italia SpA ADR	2,947	39,932
Telefonaktiebolaget LM Ericsson ADR	12,888	91,763
Telefonica SA ADR	6,165	376,312
Vodafone Group PLC ADR	23,233	454,902
Total Communications		1,614,320

Consumer, Cyclical (1.25%)

Auto Manufacturers (1.25%)
Daimler AG	3,835	120,112

Total Consumer, Cyclical		120,112

Consumer, Non-Cyclical (23.97%)

Beverages (1.60%)
Diageo PLC ADR	2,735	154,172

Cosmetics / Personal Care (0.67%)
L'Oreal SA ADR	4,005	64,440

Food (6.27%)
Nestle SA ADR	12,412	449,935
Unilever NV ADR	6,508	152,092
		602,027

Pharmaceuticals (15.43%)
AstraZeneca PLC ADR	6,098	230,078
GlaxoSmithKline PLC ADR	11,988	412,867
Novartis AG ADR	10,757	504,718
Roche Holding AG ADR	4,816	335,675
		1,483,338

Total Consumer, Non-Cyclical		2,303,977

Energy (19.97%)

Oil & Gas (19.97%)
BP PLC ADR	12,876	626,932
ENI SpA ADR	5,132	235,559
Royal Dutch Shell A PLC ADR	7,220	385,909
Royal Dutch Shell B PLC ADR	3,435	182,914
Total SA ADR	9,258	488,360
Total Energy		1,919,674

Financial (21.04%)

Banks (16.29%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,679	152,221
Banco Santander SA ADR	26,958	225,638
Barclays PLC ADR	8,751	98,449
BNP Paribas ADR	5,452	150,039
Credit Suisse Group AG ADR	4,053	120,009
Deutsche Bank AG	2,096	74,743
HSBC Holdings PLC ADR	9,865	536,360
Lloyds Banking Group PLC ADR	5,655	58,077
UBS AG*	11,792	150,230
		1,565,766

Insurance (4.75%)
Aegon NV ADR	3,110	14,462
Allianz SE ADR	18,157	149,614
AXA SA ADR	6,984	132,067
ING Groep NV ADR	8,732	73,174
Prudential PLC ADR	2,089	23,606
Swiss Reinsurance ADR	960	38,832
Zurich Financial Services AG ADR	1,265	24,668
		456,423

Total Financial		2,022,189

Industrial (2.72%)

Electronics (0.71%)
Koninklijke Philips Electronics NV ADR	4,184	68,492

Miscellaneous Manufacturing (2.01%)
Siemens AG ADR	3,235	193,130

Total Industrial		261,622

Technology (1.30%)

Software (1.30%)
SAP AG ADR	3,667	125,190

Total Technology		125,190

Utilities (4.06%)

Electric (2.52%)
E.ON AG ADR	6,935	241,684

Gas (1.54%)
GDF Suez ADR	3,758	148,440

Total Utilities		390,124

Total Common Stock (Cost $12,335,701)		9,186,847

Total Investments (Cost $12,335,701) (a) (95.56%)		9,186,847
Other Net Assets (4.44%)		426,538
Net Assets (100.00%)		$9,613,385

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,336,261. At November 30, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$719,566
Unrealized depreciation		(3,868,980)
Net unrealized appreciation (depreciation)		$(3,149,414)

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2008

Common Stock (93.49%)

Basic Materials (0.66%)	Shares	Value
Sigma-Aldrich Corp	1,436	$61,906
Steel Dynamics Inc	2,400	19,824
Total Basic Materials		81,730

Communications (24.35%)
Akamai Technologies Inc*	1,800	22,086
Amazon.com Inc*	3,246	138,604
Baidu Inc ADR*	300	40,764
Cisco Systems Inc*	25,180	416,477
Comcast Corp	16,944	293,809
Discovery Communications Inc* (Class A)	1,383	20,745
Discovery Communications Inc* (Class C)	1,383	20,925
DISH Network Corp*	2,514	27,855
eBay Inc*	11,739	154,133
Expedia Inc*	3,216	27,014
Focus Media Holding Ltd ADR*	1,200	8,964
Google Inc*	1,664	487,485
IAC/InterActiveCorp*	1,701	25,158
Juniper Networks Inc*	3,939	68,460
Lamar Advertising Co*	915	13,606
Leap Wireless International Inc*	800	16,000
Level 3 Communications Inc*	17,400	16,361
Liberty Global Inc*	2,212	32,052
Liberty Media Corp - Interactive*	6,500	17,095
Millicom International Cellular SA	1,100	42,163
NII Holdings Inc*	1,993	38,744
QUALCOMM Inc	22,954	770,566
Sirius XM Radio Inc*	18,479	3,849
Symantec Corp*	10,573	127,193
Tellabs Inc*	2,893	12,064
VeriSign Inc*	2,414	52,118
Virgin Media Inc	4,192	19,828
Yahoo! Inc*	7,488	86,187
Total Communications		3,000,305

Consumer, Cyclical (7.12%)
Ascent Media Corp	138	2,760
Bed Bath & Beyond Inc*	4,144	84,082
Cintas Corp	2,196	52,748
Costco Wholesale Corp	2,704	139,175
Fastenal Co	1,708	65,775
HSN Inc*	680	2,543
Interval Leisure Group Inc*	680	3,604
PACCAR Inc	4,800	133,776
PetSmart Inc	1,528	26,816
Ryanair Holdings PLC ADR*	1,300	34,138
Sears Holdings Corp*	1,669	60,501
Staples Inc	5,531	96,018
Starbucks Corp*	11,806	105,428
UAL Corp*	1,300	14,625
Wynn Resorts Ltd*	1,400	55,748
Total Consumer, Cyclical		877,737

Consumer, Non-Cyclical (20.71%)
Amgen Inc*	5,913	328,408
Amylin Pharmaceuticals Inc*	1,500	11,115
Apollo Group Inc*	1,998	153,526
Biogen Idec Inc*	3,654	154,601
Celgene Corp*	4,400	229,240
Cephalon Inc*	800	58,784
Dentsply International Inc	1,688	44,023
Express Scripts Inc*	2,588	148,836
Genzyme Corp*	3,871	247,821
Gilead Sciences Inc*	10,622	475,759
Hansen Natural Corp*	1,100	32,725
Henry Schein Inc*	1,000	35,730
Hologic Inc*	3,000	42,180
Intuitive Surgical Inc*	400	53,012
Monster Worldwide Inc*	1,518	17,411
Patterson Cos Inc*	1,604	30,187
Paychex Inc	4,133	116,799
Teva Pharmaceutical Industries Ltd ADR	7,234	312,147
Ticketmaster Entertainment Inc*	680	2,713
Vertex Pharmaceuticals Inc*	1,600	39,344
Whole Foods Market Inc	1,538	16,272
Total Consumer, Non-Cyclical		2,550,633

Financial (0.00%)
Tree.com Inc*	113	207
Total Financial		207

Industrial (3.02%)
CH Robinson Worldwide Inc	1,946	99,402
Expeditors International of Washington Inc	2,400	80,232
Flextronics International Ltd*	8,618	20,166
Foster Wheeler Ltd*	1,800	40,068
Garmin Ltd	2,380	40,650
Joy Global Inc	1,200	27,948
Stericycle Inc*	1,100	63,030
Total Industrial		371,496

Technology (37.63%)
Activision Blizzard Inc*	6,098	71,347
Adobe Systems Inc*	6,540	151,466
Altera Corp	5,469	80,449
Apple Inc*	14,148	1,311,095
Applied Materials Inc	8,312	79,629
Autodesk Inc*	2,800	46,452
Broadcom Corp*	5,036	77,101
Cadence Design Systems Inc*	3,230	12,468
Check Point Software Technologies*	2,506	51,649
Citrix Systems Inc*	2,599	69,289
Cognizant Technology Solutions Corp*	3,300	63,360
Dell Inc*	9,557	106,752
Electronic Arts Inc*	3,704	70,598
Fiserv Inc*	2,373	81,014
Infosys Technologies Ltd ADR	1,300	32,695
Intel Corp	23,806	328,523
Intuit Inc*	4,844	107,343
Kla-Tencor Corp	2,582	48,567
Lam Research Corp*	1,471	29,714
Linear Technology Corp	3,449	68,808
Logitech International SA*	2,100	27,405
Marvell Technology Group Ltd*	6,590	38,222
Microchip Technology Inc	2,116	39,146
Microsoft Corp	37,410	756,430
NetApp Inc*	4,214	56,889
Nvidia Corp*	6,297	47,039
Oracle Corp*	24,782	398,742
Research In Motion Ltd*	6,489	275,587
SanDisk Corp*	2,424	19,392
Sun Microsystems Inc*	4,209	13,344
Xilinx Inc	4,558	74,570
Total Technology		4,635,085

Total Common Stock (Cost $14,894,632)		11,517,193

Short-Term Investments (4.86%)

United States Treasury Bills (4.86%)	Par Value
United States Treasury Bill 12/04/2008	$200,000	199,980
United States Treasury Bill 12/26/2008 (b)	300,000	299,743
United States Treasury Bill 01/22/2009 (b)	100,000	99,992
Total United States Treasury Bills		599,715

Total Short-Term Investments (Cost $599,715)		599,715

Total Investments (Cost $15,494,347) (a) (98.35%)		12,116,908
Other Net Assets (1.65%)		202,665
Net Assets (100.00%)		$12,319,573

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,600,896. At November 30, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,428,793
Unrealized depreciation		(5,912,781)
Net unrealized appreciation (depreciation)		$(3,483,988)

(b) At November 30, 2008, certain United States Treasury Bills with a market value of $199,993 were pledged to cover margin requirements for future contracts.

(c) Futures contracts at November 30, 2008: Contracts - $100 times premium / delivery month / commitment

Nasdaq-100 Index		Unrealized Depreciation
7/Dec 08/Long		$(218,613)

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 29, 2009

By /s/ Christopher P. Browne
Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 29, 2009